Schedule of Investments PIMCO Dynamic Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$	$
		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)
INVESTMENTS IN SECURITIES 202.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
American Airlines, Inc.
5.925% (TSFR3M + 3.672%) due 04/20/2028 ~		$3,861	$3,862
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		3,138	3,143
Ineos U.S. Finance LLC
6.894% (TSFR1M + 3.644%) due 02/18/2030 ~		1,046	966
IRB Holding Corp.
6.144% (TSFR1M + 3.644%) due 12/16/2030 ~		5,385	5,392
LifePoint Health, Inc.
7.177% (TSFR3M + 3.679%) due 05/19/2031 ~		2,456	2,417
7.423% (TSFR3M + 3.673%) due 05/19/2031 ~		5,164	5,094
MI Windows & Doors LLC
6.394% (TSFR1M + 3.644%) due 03/28/2031 ~		777	768
Panama Government International Bonds
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR	1,900	2,174
Project Flash
TBD% - 6.112% (TSFR1M + 3.612%) due 01/09/2028 «~µ		$1,000	994
Quikrete Holdings, Inc.
5.894% (TSFR1M + 3.644%) due 02/10/2032 ~		1,185	1,185
Spa Holdings 3 OYJ
7.994% (TSFR3M + 3.732%) due 02/04/2028 ~		1,617	1,620
Stepstone Group Midco 2 GmbH
6.885% (EUR006M + 2.459%) due 04/26/2032 ~	EUR	4,700	4,409
Telecom Serbia
3.967% (EUR006M + 2.606%) due 06/11/2029 «~		5,142	5,796
Virgin Media Bristol LLC
6.967% (TSFR6M + 3.692%) due 03/31/2031 ~		$200	178
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~		1,300	1,249

Total Loan Participations and Assignments (Cost $39,357)			39,247

CORPORATE BONDS & NOTES 26.3%
BANKING & FINANCE 14.2%
Aircastle Ltd./Aircastle Ireland DAC
5.750% due 10/01/2031		1,900	1,944
American Assets Trust LP
3.375% due 02/01/2031		2,100	1,921
American Honda Finance Corp.
4.358% due 08/13/2027 •		6,100	6,106
American Tower Corp.
1.875% due 10/15/2030		1,700	1,511
2.100% due 06/15/2030		700	633
3.650% due 03/15/2027		4,500	4,476
4.050% due 03/15/2032		700	671
Armor RE II Ltd.
13.750% (BRMMUSDF + 10.200%) due 05/07/2031 ~		500	520
Athene Global Funding
3.204% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	3,200	3,664
Aviation Capital Group LLC
5.375% due 07/15/2029		$2,000	2,024
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		4	4
4.950% due 01/15/2028		3,600	3,609
4.950% due 10/15/2032		800	781
5.150% due 01/15/2030		2,000	2,008
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,500	3,033
Banco Bilbao Vizcaya Argentaria SA
4.968% due 05/08/2031		$1,600	1,598
Banco Santander SA
4.175% due 03/24/2028 •		5,000	4,987
Bank Leumi Le-Israel BM
5.343% due 06/29/2029		1,000	1,004
Bank of America Corp.
4.695% due 04/23/2032 •		5,400	5,356
5.202% due 04/25/2029 •		1,700	1,716
Barclays PLC
2.894% due 11/24/2032 •		4,400	3,946
4.337% due 01/10/2028		800	797
4.836% due 05/09/2028		350	350
4.972% due 05/16/2029 •		1,900	1,908
7.385% due 11/02/2028 •		1,000	1,034

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
7.437% due 11/02/2033 •			1,800		2,007
Bayou Re Ltd.
11.852% (BNMMDTSC + 8.332%) due 04/30/2031 ~			500		517
Blue Owl Finance LLC
3.125% due 06/10/2031			1,900		1,671
BNP Paribas SA
1.904% due 09/30/2028 •			3,200		3,096
2.159% due 09/15/2029 •			6,400		6,050
3.052% due 01/13/2031 •			4,100		3,852
BPCE SA
6.612% due 10/19/2027 •			7,800		7,847
Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~			250		250
10.050% (BRMMUSDF + 6.500%) due 05/29/2029 ~			250		250
11.550% (BRMMUSDF + 8.000%) due 05/29/2029 ~			250		250
Cape Lookout Re Ltd.
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~			1,400		1,462
12.226% (GSMMUSTF + 8.702%) due 04/05/2027 ~			2,300		2,296
Capital One Financial Corp.
4.722% due 01/30/2032 •			1,300		1,283
CI Financial Corp.
4.625% due 12/12/2031	EUR		1,000		1,158
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~			$250		254
10.039% (T-BILL 3MO + 6.250%) due 06/07/2033 ~			300		304
Cooperatieve Rabobank UA
5.500% due 10/05/2026			1,900		1,907
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		4,300		1,348
Credit Agricole SA
5.186% due 08/01/2032 •			$4,100		4,121
Credit Suisse AG AT1 Claim			8,700		3,068
CTP NV
0.625% due 09/27/2026	EUR		1,000		1,137
Deutsche Bank AG
3.547% due 09/18/2031 •			$5,600		5,288
3.729% due 01/14/2032 •			1,700		1,591
5.882% due 07/08/2031 •			1,700		1,728
Equinix, Inc.
0.250% due 03/15/2027 (j)	EUR		1,400		1,571
3.900% due 04/15/2032			$3,000		2,837
Extra Space Storage LP
2.350% due 03/15/2032			1,300		1,134
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030			2,900		2,885
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			2,500		2,499
Ford Motor Credit Co. LLC
5.420% due 04/09/2031			6,700		6,645
5.850% due 05/17/2027			400		403
5.918% due 03/20/2028			1,600		1,620
Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~			250		250
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •			4,100		4,051
3.615% due 03/15/2028 •			4,600		4,570
3.691% due 06/05/2028 •			16,100		15,965
Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~			600		612
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR		2,600		2,947
Hardwood Funding LLC
4.840% due 06/07/2028 «(l)			$1,300		1,297
5.160% due 06/07/2032 «(l)			2,400		2,398
5.330% due 06/07/2035 «(l)			600		603
Host Hotels & Resorts LP
5.500% due 04/15/2035			2,000		2,008
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)	GBP		6,200		8,244
ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS		14,960,000		1,245
ING Groep NV
4.017% due 03/28/2028 •			$3,500		3,487
Intesa Sanpaolo SpA
5.000% due 06/29/2030 •			400		401
7.750% due 01/11/2027 •(i)(j)	EUR		1,700		1,988
JPMorgan Chase & Co.
2.947% due 02/24/2028 •			$8,200		8,119
2.963% due 01/25/2033 •			9,200		8,331
4.005% due 04/23/2029 •			500		495
JPMorgan Chase Bank NA
5.110% due 12/08/2026			1,050		1,054
KKR Group Finance Co. XII LLC
4.850% due 05/17/2032			1,000		984
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR		1,600		1,829

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Lazard Group LLC
6.000% due 03/15/2031			$1,900		1,971
Lloyds Banking Group PLC
3.750% due 03/18/2028 •			1,900		1,890
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~			400		398
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~			300		301
Longleaf Pine Re Ltd.
21.453% (GSMMUSTI + 17.932%) due 05/27/2031 ~			600		613
Lower Ferry Re Ltd.
6.510% (MSMMUSTF + 3.000%) due 07/08/2033 ~			250		250
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~			300		300
Mayflower Re Ltd.
10.033% (FHMMUSTF + 6.513%) due 07/08/2030 ~			300		300
Mitsubishi UFJ Financial Group, Inc.
2.559% due 02/25/2030			1,000		928
Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •			3,800		3,653
Morgan Stanley
3.485% due 06/11/2030 •	EUR		1,400		1,609
4.431% due 01/23/2030 •			$1,400		1,387
4.708% due 03/12/2032 •			4,300		4,248
5.432% due 09/10/2032 •	GBP		2,200		2,963
Nationwide Building Society
4.302% due 03/08/2029 •			$13,500		13,432
Nature Coast Re Ltd.
11.789% (T-BILL 3MO + 8.000%) due 02/26/2030 ~			600		605
13.271% (GSMMUSTI + 9.750%) due 04/10/2033 ~			800		831
NatWest Group PLC
4.892% due 05/18/2029 •			2,200		2,206
5.125% due 05/12/2027 •(i)(j)	GBP		1,700		2,249
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026			$1,100		1,090
Palm RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 06/07/2033 ~			600		609
11.270% (BNMMDTSC + 7.750%) due 06/07/2032 ~			400		408
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)			4,800		3,910
Polestar Re Ltd.
14.140% (BRMMUSDF + 10.590%) due 01/07/2028 ~			500		521
16.800% (BRMMUSDF + 13.250%) due 01/07/2027 ~			2,300		2,362
Purple Re Ltd.
12.676% (JMMMUSTF + 9.126%) due 06/06/2031 ~			700		719
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			2,800		2,814
Santander Holdings USA, Inc.
3.244% due 10/05/2026			2,400		2,393
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •			650		643
4.320% due 09/22/2029 •			1,500		1,485
SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028			2,000		1,912
Societe Generale SA
4.857% due 07/07/2029 •(b)			2,600		2,600
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029			3,400		3,388
Sumisho Air Lease Corp.
4.850% due 03/24/2031			3,100		3,068
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031			4,800		4,204
4.934% due 07/07/2032 •(b)			3,100		3,090
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~			700		700
Torrey Pines Re Ltd.
9.586% (JMMMUSTF + 6.036%) due 06/07/2032 ~			600		617
10.656% (JMMMUSTF + 7.106%) due 06/07/2032 ~			400		412
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~			250		249
UBS AG
4.632% due 02/16/2032 •(j)			2,900		2,878
UBS Group AG
3.091% due 05/14/2032 •			3,250		2,983
4.194% due 04/01/2031 •			3,000		2,929
4.375% due 02/10/2031 •(i)(j)			400		367
6.327% due 12/22/2027 •			5,700		5,748
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(c)(d)			2,766		55
Ursa Re Ltd.
11.021% (GSMMUSTI + 7.500%) due 02/22/2028 ~			1,400		1,446
Veraison Re Ltd.
8.521% (GSMMUSTI + 5.000%) due 03/08/2033 ~			300		304
Vitality Re XVI Ltd.
5.260% (MSMMUSTF + 1.750%) due 01/08/2030 ~			300		299
7.260% (MSMMUSTF + 3.750%) due 01/08/2030 ~			300		299
Vitality Re XVII Ltd.
5.521% (GSMMUSTI + 2.000%) due 01/08/2031 ~			600		600

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~			250		250
7.521% (GSMMUSTI + 4.000%) due 01/08/2031 ~			250		250
Wells Fargo & Co.
3.526% due 03/24/2028 •			9,700		9,630
3.584% due 05/22/2028 •			4,950		4,909
Weyerhaeuser Co.
4.000% due 04/15/2030			5,100		4,962
Winston RE Ltd.
10.020% (BNMMDTSC + 6.500%) due 02/21/2028 ~			250		257

					314,302

INDUSTRIALS 9.5%
Air Canada
4.625% due 08/15/2029	CAD		800		571
American Airlines Pass-Through Trust
3.150% due 08/15/2033			$337		317
3.350% due 04/15/2031			1,247		1,202
3.375% due 11/01/2028			180		178
3.575% due 07/15/2029			439		433
3.650% due 08/15/2030			568		555
Australian Metcoal Financing Pty. Ltd.
6.250% due 10/22/2031			1,000		1,018
Bayer U.S. Finance II LLC
4.375% due 12/15/2028			600		594
Bayer U.S. Finance LLC
6.375% due 11/21/2030			1,900		2,000
BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR		6,000		6,508
Beignet Investor LLC
6.581% due 05/30/2049			$26,500		27,047
Broadcom, Inc.
4.000% due 04/15/2029			3,100		3,053
4.150% due 04/15/2032			3,100		2,984
Centene Corp.
4.250% due 12/15/2027			923		919
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027			9,500		9,525
Chick-fil-A, Inc.
4.580% due 07/21/2028 «(b)(l)			1,900		1,890
4.600% due 07/21/2029 «(b)(l)			1,000		992
5.090% due 07/21/2033 «(b)(l)			1,000		990
Constellation Brands, Inc.
4.350% due 05/09/2027			3,300		3,300
4.750% due 05/09/2032			300		297
Eni SpA
5.500% due 05/15/2034			1,900		1,929
Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031			6,600		6,486
Flora Food Management BV
6.875% due 07/02/2029	EUR		4,500		5,030
GSG Bidco Ltd.
5.375% due 06/15/2036			2,700		3,062
Haleon U.S. Capital LLC
3.375% due 03/24/2027			$3,000		2,978
Heathrow Funding Ltd.
6.000% due 03/05/2032	GBP		1,400		1,883
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029			$6,500		6,285
Hyundai Capital America
4.875% due 06/23/2027			5,500		5,522
INEOS Styrolution Ludwigshafen GmbH
2.250% due 01/16/2027	EUR		2,450		2,756
Intralot Capital Luxembourg SA
6.750% due 10/15/2031			2,955		3,432
JetBlue Pass-Through Trust
4.000% due 05/15/2034			$320		304
Las Vegas Sands Corp.
5.625% due 06/15/2028			4,600		4,657
6.200% due 08/15/2034			1,900		1,957
Marriott International, Inc.
2.750% due 10/15/2033			1,700		1,478
MSCI, Inc.
3.250% due 08/15/2033			500		441
National Fuel Gas Co.
4.750% due 05/15/2029			1,200		1,197
Nissan Motor Co. Ltd.
4.345% due 09/17/2027			5,200		5,119
NTT Finance Corp.
4.567% due 07/16/2027			1,400		1,401
4.620% due 07/16/2028			1,300		1,297
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.400% due 06/01/2027			1,800		1,799
Petroleos Mexicanos
5.950% due 01/28/2031 (n)			2,200		2,176
10.000% due 02/07/2033			2,300		2,709

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
QatarEnergy
4.625% due 06/23/2029			1,400		1,391
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			34,500		34,405
Royal Caribbean Cruises Ltd.
4.750% due 05/15/2033			5,500		5,355
Sands China Ltd.
5.400% due 08/08/2028			1,500		1,512
T-Mobile USA, Inc.
2.250% due 11/15/2031			1,400		1,229
3.875% due 04/15/2030			1,500		1,454
TD SYNNEX Corp.
2.375% due 08/09/2028			1,300		1,237
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP		280		394
9.750% due 10/10/2027			65		91
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(c)(d)			$3,080		92
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(c)(d)			1,374		82
United Airlines Pass-Through Trust
2.700% due 11/01/2033			353		322
5.875% due 04/15/2029 (n)			1,587		1,606
Venture Global LNG, Inc.
8.375% due 06/01/2031			500		521
Venture Global Plaquemines LNG LLC
7.500% due 05/01/2033			3,400		3,733
7.750% due 05/01/2035			3,400		3,815
Viper Energy Partners LLC
4.900% due 08/01/2030			1,200		1,197
5.700% due 08/01/2035			2,450		2,490
Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP		3,700		4,703
Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031			$1,500		1,234
7.750% due 04/15/2032			2,200		1,990
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027			3,300		3,311
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027			600		600
Yorkshire Water Finance PLC
5.250% due 04/28/2030	GBP		4,900		6,472
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR		1,700		1,899

					209,406

UTILITIES 2.6%
Altice Holdings 1 SARL
0.000% due 12/31/2099 «			2		33
Anglian Water Osprey Financing PLC
6.750% due 08/27/2031	GBP		3,325		4,445
AT&T, Inc.
4.300% due 02/15/2030			$105		104
Boston Gas Co.
3.757% due 03/16/2032			1,900		1,777
DWR Cymru Financing U.K. PLC
2.375% due 03/31/2034	GBP		4,950		5,037
Emera U.S. Finance LLC
4.500% due 04/01/2029			$1,200		1,192
EPH Financing International AS
6.651% due 11/13/2028	EUR		2,850		3,461
Georgia Power Co.
4.700% due 05/15/2032			$6,900		6,904
ONEOK, Inc.
6.050% due 09/01/2033			1,800		1,885
Pacific Gas & Electric Co.
3.000% due 06/15/2028			2,600		2,517
3.250% due 06/01/2031			2,800		2,584
3.300% due 12/01/2027			1,000		982
3.950% due 12/01/2047			600		440
4.200% due 03/01/2029			5,500		5,424
4.300% due 03/15/2045			700		553
4.400% due 03/01/2032			1,100		1,063
4.450% due 04/15/2042			400		333
4.500% due 07/01/2040			200		172
4.550% due 07/01/2030			1,000		985
PacifiCorp
4.650% due 04/15/2029			1,400		1,397
Southern California Edison Co.
4.700% due 06/01/2027			3,100		3,100
Southern California Gas Co.
2.950% due 04/15/2027			5,900		5,842
SW Finance I PLC
2.375% due 05/28/2028	GBP		2,500		3,125

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.750% due 11/19/2030		2,500		3,235

				56,590

Total Corporate Bonds & Notes (Cost $583,267)				580,298

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		$2,500		2,080

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		786		840

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		34,905		3,498
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034		400		341
3.501% due 06/01/2035		400		336

				4,175

Total Municipal Bonds & Notes (Cost $9,258)				7,095

U.S. GOVERNMENT AGENCIES 100.4%
Federal Home Loan Mortgage Corp.
4.000% due 07/01/2047		53		50
5.848% due 12/01/2032 •		0		1
6.000% due 04/01/2055		19,187		20,000
6.080% due 09/01/2035 •		1		1
6.269% due 03/01/2036 •		5		5
6.481% due 08/01/2035 •		1		1
Federal Home Loan Mortgage Corp. REMICS
1.500% due 02/25/2036 (a)		10,510		524
1.589% due 03/15/2050 ~(a)		15,553		671
2.000% due 01/25/2051 - 04/25/2051 (a)		15,857		1,641
2.258% due 04/25/2048 - 11/25/2049 •(a)		16,043		1,826
2.500% due 03/25/2051 (a)		17,203		2,694
3.000% due 10/25/2049 - 11/25/2051 (a)		20,052		2,955
3.500% due 03/25/2050 - 07/25/2051 (a)		15,445		2,788
4.057% due 12/15/2029 •		7		7
4.114% due 08/15/2040 •		331		326
4.500% due 03/15/2032 (a)		388		27
5.000% due 02/15/2048 - 05/25/2050 (a)		4,464		922
5.500% due 09/15/2039		12		12
6.000% due 05/15/2035		29		30
7.500% due 08/15/2030		2		2
Federal Home Loan Mortgage Corp. STRIPS
2.000% due 06/25/2052 (a)		16,961		1,988
2.500% due 01/25/2052 (a)		13,638		2,164
3.000% due 12/15/2047 - 04/25/2053 (a)		29,121		4,661
3.500% due 06/15/2049 (a)		2,297		435
4.000% due 06/15/2049 (a)		4,040		718
5.000% due 06/25/2053 - 08/25/2055 (a)		21,886		4,883
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.243% due 07/25/2033 ~		1		1
5.144% due 07/25/2044 •		485		476
6.500% due 10/25/2043		28		28
6.555% due 09/25/2029 ~		11		11
7.000% due 07/25/2043		20		20
7.500% due 07/25/2043 - 03/25/2044		29		32
8.610% due 12/25/2030 þ		55		51
Federal National Mortgage Association
3.000% due 03/01/2050		56,867		50,387
3.500% due 10/01/2040 - 06/01/2048		5,162		4,786
4.000% due 05/01/2047 - 04/01/2048		6,868		6,512
4.662% due 12/01/2036 •		1		1
4.967% due 08/01/2042 - 10/01/2044 •		50		52
5.642% due 05/01/2036 •		16		17
5.675% due 03/01/2036 •		40		41
5.717% due 12/01/2034 •		3		3
5.795% due 12/01/2034 •		4		4
5.800% due 01/01/2036 •		16		16
5.875% due 02/01/2036 •		7		7
6.079% due 09/01/2031 •		2		2
6.125% due 08/01/2029 •		1		1
6.215% due 09/01/2039 •		5		5
6.225% due 11/01/2034 •		32		33
6.325% due 09/01/2034 •		2		2
6.500% due 06/01/2036 - 02/01/2038		425		449
Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044		6		6

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Federal National Mortgage Association Interest STRIPS
3.000% due 03/25/2050 (a)		6,511		1,144
5.000% due 08/25/2053 - 11/25/2053 (a)		20,118		4,347
Federal National Mortgage Association REMICS
1.772% due 09/25/2055 •(a)		45,422		3,027
1.837% due 06/25/2050 ~(a)		5,097		365
2.000% due 07/25/2052 (a)		9,480		1,214
2.190% due 07/25/2043 •(a)		4,973		594
2.358% due 06/25/2047 •(a)		277		32
2.458% due 06/25/2048 •(a)		5,049		540
2.758% due 01/25/2042 •(a)		3,159		401
3.000% due 11/25/2051 - 01/25/2052 (a)		13,331		2,239
3.500% due 11/25/2051 (a)		25,973		4,549
3.787% due 12/25/2036 •		12		11
3.847% due 03/25/2034 •		3		3
3.877% due 08/25/2034 •		1		1
3.985% due 03/25/2036 •		5		4
4.092% due 03/25/2037 •		29		29
4.271% due 04/18/2032 •		6		6
4.500% due 09/25/2053 (a)		9,421		2,154
5.000% due 01/25/2035		1		1
5.000% due 06/25/2041 (a)		314		37
6.000% due 01/25/2033 - 04/25/2043		23		24
6.039% due 05/25/2035 ~		2		2
7.500% due 06/25/2032		7		7
Federal National Mortgage Association REMICS Trust
5.241% due 02/25/2033 þ		29		29
6.000% due 07/25/2044		22		23
6.089% due 10/25/2031 þ		1		1
Federal National Mortgage Association Trust
1.586% due 12/25/2042 ~(a)		5,518		307
4.092% due 05/25/2042 •		1		1
5.750% due 08/25/2033		15		15
Federal National Mortgage Association Whole Loan
2.247% due 11/25/2046 ~(a)		2,786		124
Government National Mortgage Association
5.000% due 01/20/2027 •		1		1
5.000% due 03/15/2039 - 05/15/2039		378		383
5.125% due 10/20/2027 - 10/20/2029 •		2		2
5.375% due 07/20/2030 •		3		3
5.500% due 10/15/2034 - 03/15/2035		23		24
5.625% due 04/20/2030 •		2		2
6.000% due 06/20/2038		8		8
8.000% due 03/20/2030		2		2
Government National Mortgage Association REMICS
2.296% due 08/20/2049 - 09/20/2049 •(a)		10,521		1,055
4.054% due 05/20/2037 •		151		149
Government National Mortgage Association, TBA
2.000% due 08/01/2056		60,000		49,132
3.000% due 08/01/2056		45,000		39,916
5.000% due 08/01/2056		180,400		177,684
5.500% due 07/01/2056 - 08/01/2056		227,000		227,883
6.000% due 08/01/2056 - 09/01/2056		126,900		129,295
U.S. Small Business Administration
5.600% due 09/01/2028		15		16
6.220% due 12/01/2028		13		13
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		6,200		5,404
4.000% due 07/01/2056 - 08/01/2056		54,900		51,292
4.500% due 07/01/2056 - 08/01/2056		308,700		295,497
5.000% due 07/01/2056 - 08/01/2056		454,600		446,287
5.500% due 07/01/2056 - 08/01/2056		193,000		193,360
6.000% due 08/01/2056 - 09/01/2056		458,300		466,636

Total U.S. Government Agencies (Cost $2,232,412)				2,217,550

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds
4.750% due 02/15/2056		100		97
U.S. Treasury Inflation Protected Securities (h)
0.625% due 07/15/2032 (p)		19,680		18,232
1.125% due 01/15/2033 (p)		51,860		49,069
1.375% due 07/15/2033		21,047		20,195
1.750% due 01/15/2034 (p)		12,239		11,961
1.875% due 07/15/2034		41,061		40,482
U.S. Treasury Notes
2.500% due 03/31/2027 (p)(r)		6,300		6,230
4.125% due 02/15/2036 (n)(p)		6,530		6,372
4.250% due 11/15/2034 (p)(r)		57,700		57,142

Total U.S. Treasury Obligations (Cost $211,199)				209,780

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
4.023% due 03/25/2036 •		165		95
4.323% due 10/25/2035 ~		23		22

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.570% due 09/25/2035 ~		1		1
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •		179		161
4.664% due 11/25/2046 •		8,080		1,839
4.714% due 10/25/2046 •		87		71
BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042		5,170		4,252
Banc of America Funding Trust
3.390% due 10/20/2046 ~		568		499
4.074% due 02/20/2047 •		586		584
4.112% due 06/20/2037 ~		38		34
4.134% due 10/20/2036 •		205		161
4.183% due 04/25/2037 •		171		145
4.314% due 06/20/2047 •		494		417
4.563% due 05/25/2037 •		116		108
5.500% due 09/25/2034		280		271
5.806% due 03/25/2037 ~		3		4
5.878% due 10/25/2036 ~		109		101
6.000% due 08/25/2037		323		261
Banc of America Mortgage Trust
5.266% due 02/25/2034 ~		14		13
5.765% due 05/25/2034 ~		28		27
BCAP LLC Trust
0.000% due 02/26/2036 ~		224		0
5.250% due 02/26/2036 ~		1,308		470
5.250% due 06/26/2037		192		169
30.064% due 04/26/2037 ~		124		58
Bear Stearns ALT-A Trust
3.533% due 03/25/2036 ~		459		244
4.083% due 08/25/2036 •		727		666
4.094% due 03/25/2036 ~		98		80
4.103% due 08/25/2036 •		305		277
4.112% due 11/25/2036 ~		313		131
4.163% due 02/25/2034 •		23		21
4.203% due 04/25/2036 •		776		711
4.486% due 11/25/2035 ~		48		36
4.487% due 08/25/2036 ~		8		5
4.850% due 01/25/2036 ~		239		227
5.044% due 05/25/2035 ~		499		483
Bear Stearns ARM Trust
0.000% due 10/25/2034 ~		9		7
4.000% due 05/25/2034 ~		3		3
4.809% due 08/25/2035 ~		16		15
5.604% due 11/25/2034 ~		1		1
5.648% due 04/25/2034 ~		14		14
6.109% due 11/25/2034 ~		18		17
6.156% due 01/25/2034 ~		79		77
6.243% due 05/25/2034 ~		6		6
Bear Stearns Mortgage Funding Trust
4.143% due 01/25/2037 •		951		906
Chase Mortgage Finance Trust
6.142% due 06/25/2035 ~		8		8
6.310% due 02/25/2037 ~		4		5
ChaseFlex Trust
4.363% due 07/25/2037 •		326		294
6.000% due 02/25/2037		557		166
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.203% due 08/25/2037 þ		1,073		914
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.993% due 05/25/2036 •		270		262
CHL Mortgage Pass-Through Trust
4.050% due 03/25/2037 ~		39		34
4.403% due 03/25/2035 •		61		60
4.423% due 02/25/2035 •		24		23
4.503% due 02/25/2035 •		429		400
4.523% due 09/25/2034 •		1		1
4.609% due 07/25/2034 ~		41		39
4.669% due 11/25/2034 ~		15		15
4.784% due 09/25/2034 ~		7		7
5.500% due 11/25/2035		41		20
5.500% due 07/25/2037		392		152
5.750% due 07/25/2037		1,450		652
5.750% due 08/25/2037		5,868		2,791
5.878% due 12/25/2033 ~		6		6
6.000% due 02/25/2036		298		89
6.000% due 03/25/2036		3		1
6.148% due 02/20/2036 •		358		338
6.224% due 02/20/2036 •		52		47
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •		199		196
4.163% due 11/25/2034 •		5		5
Citicorp Mortgage Securities Trust
6.000% due 09/25/2037		46		47
Citigroup Mortgage Loan Trust, Inc.
4.619% due 11/25/2036 ~		180		157
5.329% due 08/25/2035 ~		98		93

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.510% due 09/25/2035 •			8		8
6.040% due 11/25/2035 •			97		97
6.160% due 02/25/2034 ~			2		2
6.549% due 09/25/2037 ~			27		26
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037			232		209
Countrywide Alternative Loan Trust
4.003% due 06/25/2036 •			362		352
4.043% due 04/25/2047 •			1,492		1,375
4.113% due 05/25/2036 •			884		319
4.113% due 05/25/2037 •			33		10
4.125% due 10/25/2035 ~			212		185
4.133% due 02/25/2037 •			6,563		1,739
4.143% due 09/25/2046 •			38		38
4.163% due 05/25/2036 •			751		576
4.163% due 06/25/2037 •			9		9
4.173% due 06/25/2037 ~			27		27
4.213% due 09/25/2035 •			1,772		1,054
4.218% due 07/20/2035 •			10		9
4.263% due 12/25/2035 •			1,997		755
4.263% due 05/25/2037 •			798		256
4.263% due 09/25/2046 •			812		689
4.323% due 12/25/2035 •			192		184
4.398% due 11/20/2035 •			1,143		1,045
4.463% due 05/25/2036 •			997		392
4.473% due 07/25/2036 •			786		239
4.513% due 08/25/2035 •			35		28
4.563% due 12/25/2035 •			218		185
4.663% due 12/25/2036 •			4,031		1,222
5.224% due 01/25/2036 •			320		310
5.250% due 06/25/2035			8		6
5.500% due 04/25/2035			210		176
5.500% due 10/25/2035			178		88
5.500% due 11/25/2035			1,106		576
5.500% due 12/25/2035			161		77
5.500% due 01/25/2036			171		91
5.500% due 03/25/2036			38		15
5.750% due 07/25/2035			1,032		607
6.000% due 04/25/2036			543		230
6.000% due 01/25/2037			627		301
6.000% due 02/25/2037			1,988		722
6.000% due 03/25/2037			661		204
6.000% due 08/25/2037			467		224
6.250% due 11/25/2036			290		208
6.500% due 09/25/2037			1,061		394
Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036			350		182
Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~			21		21
6.000% due 01/25/2036			641		417
CSFB Mortgage-Backed Pass-Through Certificates
7.000% due 02/25/2034			11		11
CSMC Mortgage-Backed Trust
6.250% due 08/25/2036			288		101
7.000% due 08/25/2037 ~			793		385
CSMC Trust
3.431% due 11/10/2032			1,200		1,016
4.142% due 07/27/2037 ~			1,088		1,007
DBGS Mortgage Trust
5.285% due 10/15/2039 •			1,000		1,001
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.003% due 08/25/2036 •			919		867
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.063% due 04/25/2037 •			255		184
DSLA Mortgage Loan Trust
4.274% due 08/19/2045 •			6		6
4.664% due 03/19/2046 •			192		166
EMF-NL Prime BV
3.040% due 04/17/2041 •	EUR		146		167
Eurosail PLC
2.801% due 06/10/2044 •			3,143		3,587
First Horizon Alternative Mortgage Securities Trust
4.073% due 01/25/2036 ~			$1,969		926
4.336% due 03/25/2035 ~			14		8
4.776% due 06/25/2036 ~			162		127
4.862% due 04/25/2036 ~			124		102
First Horizon Mortgage Pass-Through Trust
5.737% due 08/25/2035 ~			63		41
GreenPoint Mortgage Funding Trust
4.303% due 11/25/2045 •			27		26
GreenPoint Mortgage Pass-Through Certificates
6.427% due 10/25/2033 ~			3		3
GreenPoint MTA Trust
4.203% due 06/25/2045 •			3		2
Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR		154		173

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
GSMPS Mortgage Loan Trust
4.113% due 03/25/2035 •		$24		22
GSR Mortgage Loan Trust
4.601% due 06/25/2034 ~		20		20
5.270% due 03/25/2033 •		1		1
5.750% due 03/25/2036		115		104
5.750% due 01/25/2037		306		177
6.000% due 02/25/2036		1,075		372
6.000% due 03/25/2037		598		273
6.000% due 05/25/2037		152		108
6.500% due 09/25/2036		298		114
HarborView Mortgage Loan Trust
3.934% due 11/19/2036 •		65		59
3.934% due 11/19/2046 •		17		13
4.234% due 06/19/2035 •		9		9
4.254% due 01/19/2036 •		791		503
4.314% due 02/19/2036 •		548		220
4.374% due 11/19/2035 •		215		138
4.574% due 11/19/2034 •		166		152
4.576% due 06/19/2045 •		1,983		759
5.254% due 10/19/2035 •		301		216
6.057% due 04/19/2034 ~		1		1
HomeBanc Mortgage Trust
4.303% due 04/25/2037 ~		3,179		2,876
Impac CMB Trust
4.423% due 03/25/2035 •		35		32
Impac Secured Assets Trust
4.463% due 05/25/2036 •		27		25
IndyMac IMSC Mortgage Loan Trust
3.653% due 06/25/2037 ~		422		247
IndyMac INDA Mortgage Loan Trust
3.822% due 12/25/2036 ~		15		11
5.012% due 01/25/2036 ~		249		235
IndyMac INDX Mortgage Loan Trust
3.451% due 01/25/2036 ~		176		160
3.864% due 06/25/2036 ~		368		329
4.083% due 04/25/2037 •		184		167
4.143% due 09/25/2046 •		14		13
4.163% due 11/25/2046 •		209		206
4.263% due 02/25/2037 •		978		641
4.355% due 12/25/2034 ~		148		141
4.731% due 10/25/2034 ~		462		442
JP Morgan Alternative Loan Trust
4.043% due 03/25/2037 •		333		295
4.123% due 06/25/2037 •		3,562		1,777
4.269% due 06/27/2037 •		153		86
4.422% due 05/25/2037 ~		458		395
5.500% due 11/25/2036 ~		1		1
5.843% due 05/26/2037 ~		1,974		1,533
6.810% due 08/25/2036 þ		398		393
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		1,300		1,230
4.472% due 04/15/2037 •		939		932
JP Morgan Mortgage Trust
0.000% due 05/25/2034 ~		24		24
4.701% due 11/25/2035 ~		117		90
4.834% due 07/25/2035 ~		6		6
5.168% due 04/25/2037 ~		15		11
5.287% due 04/25/2036 ~		67		60
5.326% due 11/25/2033 ~		1		1
5.750% due 01/25/2036		769		334
6.000% due 08/25/2037		9		4
6.250% due 07/25/2036		1,229		367
6.500% due 01/25/2036		407		213
6.500% due 08/25/2036		1,412		446
Lehman XS Trust
4.163% due 08/25/2046 •		682		675
MASTR Adjustable Rate Mortgages Trust
5.304% due 05/25/2034 ~		32		31
5.370% due 11/21/2034 ~		8		8
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •		10		10
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.180% due 12/15/2030 •		17		16
Merrill Lynch Mortgage Investors Trust
0.014% due 11/25/2029 ~(a)		248		0
4.244% due 03/25/2036 ~		532		235
5.124% due 02/25/2036 ~		177		174
5.834% due 02/25/2033 ~		2		2
6.197% due 05/25/2033 ~		1		1
Morgan Stanley Mortgage Loan Trust
3.417% due 07/25/2035 ~		67		61
3.651% due 12/25/2037 ~		865		533
4.007% due 08/25/2034 ~		26		25
4.023% due 03/25/2036 •		170		108
4.763% due 07/25/2035 ~		41		33

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.361% due 08/25/2034 ~			3		3
5.569% due 06/25/2036 ~			7		6
6.000% due 06/25/2036 ~			213		207
NAAC Reperforming Loan REMICS Trust Certificates
6.500% due 02/25/2035			284		247
Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037			330		316
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~			3,830		3,704
2.750% due 11/25/2059 ~			6,378		6,122
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.321% due 10/25/2035 ~			157		143
4.603% due 06/25/2037 •			2,707		2,327
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD		39,600		27,327
RALI Trust
3.909% due 12/26/2034 ~			$143		45
4.013% due 02/25/2036 •			110		70
4.123% due 05/25/2036 •			611		563
4.133% due 12/25/2036 •			40		36
4.163% due 11/25/2036 •			139		101
4.263% due 08/25/2037 •			23		23
4.563% due 10/25/2045 •			100		68
4.670% due 02/25/2035 ~			417		376
4.967% due 01/25/2036 ~			932		620
6.000% due 06/25/2036			124		103
6.157% due 09/25/2037 ~			6,036		3,961
6.500% due 09/25/2037			161		134
RBSGC Structured Trust
5.500% due 11/25/2035 ~			1,248		1,031
RBSSP Resecuritization Trust
4.009% due 06/27/2036 •			4,413		4,090
4.009% due 08/27/2037 •			14		14
Residential Asset Securitization Trust
4.163% due 01/25/2046 •			1,465		387
4.213% due 02/25/2034 •			35		32
5.500% due 09/25/2035			79		31
5.500% due 12/25/2035			222		92
5.750% due 02/25/2036			792		259
6.000% due 07/25/2036			328		147
6.000% due 07/25/2037			1,340		459
RFMSI Trust
0.000% due 09/25/2036 ~			7		0
5.383% due 02/25/2036 ~			161		153
6.000% due 10/25/2036			222		181
6.500% due 03/25/2032			5		5
RMAC Securities No. 1 PLC
4.016% due 06/12/2044 •	GBP		304		397
Sequoia Mortgage Trust
3.437% due 09/20/2046 ~			$28		18
STRIPs III Ltd.
5.000% due 03/27/2049			239		6
Structured Adjustable Rate Mortgage Loan Trust
3.912% due 04/25/2036 ~			253		138
4.083% due 10/25/2035 •			1,442		1,400
4.161% due 10/25/2036 ~			246		107
4.203% due 06/25/2037 •			763		729
4.236% due 09/25/2036 ~			154		102
4.603% due 01/25/2035 ~			37		36
4.750% due 03/25/2034 ~			3		3
5.144% due 01/25/2035 •			8		8
Structured Asset Mortgage Investments II Trust
3.883% due 08/25/2036 •			89		80
4.123% due 07/25/2046 •			1,064		956
4.183% due 05/25/2036 •			81		52
4.183% due 08/25/2036 •			431		363
4.223% due 05/25/2045 •			15		14
4.254% due 07/19/2035 •			30		29
4.323% due 02/25/2036 •			122		105
4.334% due 07/19/2034 •			1		1
4.363% due 08/25/2036 •			417		342
4.454% due 03/19/2034 •			1		1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.119% due 03/25/2033 ~			7		7
Thornburg Mortgage Securities Trust
5.012% due 10/25/2043 ~			34		32
6.039% due 06/25/2037 •			7,667		6,358
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~			9,230		8,844
Wachovia Mortgage Loan Trust LLC
6.516% due 10/20/2035 ~			24		24
WaMu Mortgage Pass-Through Certificates Trust
3.236% due 10/25/2036 ~			294		261
3.632% due 05/25/2046 •			66		53
3.638% due 03/25/2037 ~			11,244		9,783
3.648% due 10/25/2036 ~			13		12

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
3.667% due 06/25/2037 ~			649		571
3.748% due 12/25/2046 •			122		110
3.761% due 12/25/2046 •			176		162
3.788% due 07/25/2037 ~			172		156
3.813% due 05/25/2037 ~			18		15
4.303% due 12/25/2045 •			2		2
4.343% due 12/25/2045 •			207		191
4.474% due 01/25/2047 •			56		51
4.494% due 06/25/2047 •			31		30
4.604% due 03/25/2035 ~			56		55
4.626% due 01/25/2036 ~			256		248
4.724% due 06/25/2046 •			355		316
4.944% due 11/25/2042 •			3		3
5.044% due 06/25/2033 ~			20		20
5.144% due 06/25/2042 •			57		54
5.144% due 08/25/2042 •			26		26
5.365% due 03/25/2033 ~			17		17
5.384% due 08/25/2035 ~			131		137
5.595% due 03/25/2034 ~			1		1
5.675% due 09/25/2033 ~			2		2
5.854% due 10/25/2034 ~			41		39
6.112% due 12/25/2032 ~			1,070		1,052
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (g)	GBP		0		752
4.696% due 12/21/2049 •			1,422		1,896
5.396% due 12/21/2049 •			910		1,215
5.896% due 12/21/2049 •			455		604
6.396% due 12/21/2049 •			260		344
6.896% due 12/21/2049 •(j)			260		341
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.463% due 01/25/2036 •			$1,735		1,470
4.514% due 04/25/2047 •			2,258		1,907
5.500% due 11/25/2035			74		61
5.750% due 11/25/2035			446		433
6.000% due 10/25/2035			262		210
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.762% due 06/25/2033 ~			7		6
Wells Fargo Alternative Loan Trust
4.113% due 06/25/2037 •			502		373
Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~			1,400		1,314
Wells Fargo Mortgage-Backed Securities Trust
5.698% due 04/25/2036 ~			21		21

Total Non-Agency Mortgage-Backed Securities (Cost $184,575)					163,042

ASSET-BACKED SECURITIES 14.3%
HOME EQUITY OTHER 7.6%
ABFC Trust
4.063% due 05/25/2037 •			8,019		7,368
4.463% due 06/25/2034 •			206		201
4.763% due 06/25/2037 •			31		26
4.813% due 03/25/2034 •			489		474
4.888% due 12/25/2032 •			80		80
ACE Securities Corp. Home Equity Loan Trust
4.003% due 08/25/2036 •			2,776		628
4.083% due 08/25/2036 •			1,489		337
4.163% due 12/25/2036 •			4,698		1,200
4.738% due 11/25/2033 •			98		101
Aegis Asset-Backed Securities Trust
4.763% due 03/25/2035 •			75		72
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.888% due 11/25/2034 •			870		849
Amortizing Residential Collateral Trust
4.463% due 10/25/2031 •			108		107
Argent Securities Trust
3.873% due 09/25/2036 •			339		108
3.913% due 09/25/2036 •			799		254
4.063% due 06/25/2036 •			3,216		849
4.063% due 07/25/2036 •			1,924		514
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.318% due 02/25/2034 •			356		380
Asset-Backed Securities Corp. Home Equity Loan Trust
4.858% due 02/25/2035 •			216		224
Bayview Financial Revolving Asset Trust
4.697% due 02/28/2040 •			38		37
Bear Stearns Asset-Backed Securities I Trust
4.083% due 08/25/2036 •			1,670		1,637
Bear Stearns Asset-Backed Securities Trust
4.763% due 11/25/2042 •			1		1
C-BASS Mortgage Loan Trust
3.253% due 03/25/2037 þ			7,127		2,525
C-BASS Trust
4.063% due 11/25/2036 •			762		351

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Carrington Mortgage Loan Trust
3.923% due 10/25/2036 •	674	575
4.243% due 06/25/2036 •	1,390	1,360
4.663% due 05/25/2034 •	626	659
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	6,458	6,525
Citigroup Mortgage Loan Trust, Inc.
4.083% due 09/25/2036 •	7,641	5,786
4.083% due 12/25/2036 •	1,494	1,045
Countrywide Asset-Backed Certificates
4.443% due 12/25/2036 •	128	109
Countrywide Asset-Backed Certificates Trust
4.383% due 09/25/2037 •	1,686	1,432
5.263% due 02/25/2035 •	187	187
Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •	1	1
Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030 þ	34	33
Fieldstone Mortgage Investment Trust
4.019% due 11/25/2036 •	1,212	804
Fremont Home Loan Trust
4.023% due 11/25/2036 •	4,441	1,541
4.063% due 01/25/2037 •	1,223	555
4.243% due 02/25/2037 •	3,232	980
4.263% due 05/25/2036 •	7,570	4,974
4.633% due 05/25/2034 •	2,367	2,372
GE-WMC Mortgage Securities Trust
4.063% due 08/25/2036 •	2,131	879
GSAA Home Equity Trust
4.323% due 07/25/2037 •	31,412	17,259
4.999% due 09/25/2035 ~	63	60
GSAMP Trust
3.863% due 12/25/2046 •	895	442
3.963% due 12/25/2046 •	3,266	1,613
4.063% due 09/25/2036 •	1,310	446
4.063% due 12/25/2046 •	2,101	1,038
4.223% due 12/25/2046 •	404	200
4.243% due 08/25/2036 •	598	520
4.303% due 04/25/2036 •	1,821	1,194
Home Equity Loan Trust
4.103% due 04/25/2037 •	3,000	2,678
Home Equity Mortgage Loan Asset-Backed Trust
4.003% due 04/25/2037 •	1,536	1,041
4.083% due 07/25/2037 •	2,283	1,260
4.163% due 07/25/2037 •	2,356	1,300
Home Equity Mortgage Trust
5.867% due 07/25/2036 þ	129	11
HSI Asset Securitization Corp. Trust
3.983% due 12/25/2036 •	3,196	814
4.103% due 12/25/2036 •	924	223
4.143% due 01/25/2037 •	1,271	878
4.203% due 12/25/2036 •	6,841	1,649
IXIS Real Estate Capital Trust
4.223% due 01/25/2037 •	3,754	1,179
JP Morgan Mortgage Acquisition Trust
4.063% due 07/25/2036 •	1,151	541
4.083% due 07/25/2036 •	1,188	312
6.630% due 07/25/2036 þ	946	235
Long Beach Mortgage Loan Trust
4.363% due 02/25/2036 •	1,356	1,218
5.448% due 07/25/2032 •	72	72
MASTR Asset-Backed Securities Trust
3.863% due 10/25/2036 •	830	261
3.863% due 11/25/2036 •	49	14
4.063% due 08/25/2036 •	753	259
4.243% due 03/25/2036 •	2,172	1,262
4.243% due 10/25/2036 •	1,234	1,112
4.513% due 10/25/2035 •	459	473
Merrill Lynch Mortgage Investors Trust
3.799% due 02/25/2037 þ	1,486	170
3.983% due 08/25/2037 •	1,504	719
4.063% due 08/25/2037 •	9,078	4,342
4.663% due 02/25/2047 •	372	214
Morgan Stanley ABS Capital I, Inc. Trust
3.823% due 12/25/2036 •	2,688	1,344
3.873% due 03/25/2037 •	1,218	491
3.903% due 11/25/2036 •	7,317	3,476
3.913% due 10/25/2036 •	16,352	8,479
3.913% due 11/25/2036 •	2,285	1,273
3.913% due 12/25/2036 •	595	297
3.943% due 02/25/2037 •	1,889	587
3.963% due 02/25/2037 •	48	21
3.983% due 11/25/2036 •	3,956	1,879
4.013% due 03/25/2037 •	13,066	5,260
4.063% due 09/25/2036 •	8,725	2,931
4.083% due 09/25/2036 •	1,427	594

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.123% due 02/25/2037 •		1,358		421
4.243% due 06/25/2036 •		769		377
4.263% due 08/25/2036 •		99		49
4.813% due 09/25/2033 •		244		256
4.813% due 06/25/2035 •		3,956		3,672
Morgan Stanley Home Equity Loan Trust
3.863% due 12/25/2036 •		1,191		563
New Century Home Equity Loan Trust
6.763% due 01/25/2033 •		212		180
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.423% due 10/25/2036 •		3,937		682
4.563% due 02/25/2037 •		385		104
NovaStar Mortgage Funding Trust
4.063% due 09/25/2036 •		2,767		1,059
4.103% due 11/25/2036 •		6,628		1,997
4.183% due 01/25/2037 •		2,646		853
4.263% due 10/25/2036 •		1,007		467
Option One Mortgage Loan Trust
3.893% due 07/25/2037 •		717		484
3.943% due 04/25/2037 •		787		384
4.003% due 04/25/2037 •		848		485
4.013% due 07/25/2037 •		971		656
4.203% due 01/25/2037 •		638		371
4.263% due 03/25/2037 •		435		210
Ownit Mortgage Loan Trust
3.148% due 10/25/2035 þ		502		275
3.999% due 05/25/2037 •		1,348		1,145
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.563% due 12/25/2034 •		195		194
People’s Financial Realty Mortgage Securities Trust
3.903% due 09/25/2036 •		2,150		498
Renaissance Home Equity Loan Trust
2.602% due 09/25/2037 þ		5,184		3,668
5.612% due 04/25/2037 þ		3,801		904
Residential Asset Securities Corporation Trust
4.283% due 07/25/2036 •		9,852		8,969
4.303% due 07/25/2036 •		1,904		1,704
4.798% due 08/25/2035 •		686		685
Saxon Asset Securities Trust
3.603% due 03/25/2035 •		32		26
Securitized Asset-Backed Receivables LLC Trust
4.528% due 02/25/2034 •		178		178
SG Mortgage Securities Trust
4.063% due 10/25/2036 •		1,591		1,541
4.183% due 10/25/2036 •		2,300		1,897
4.303% due 02/25/2036 •		4,661		2,277
Soundview Home Loan Trust
3.983% due 02/25/2037 •		3,940		1,052
4.323% due 10/25/2036 •		1,400		1,387
4.713% due 09/25/2037 •		1,455		1,241
Structured Asset Investment Loan Trust
4.483% due 10/25/2035 •		180		178
4.738% due 01/25/2035 •		1,713		1,642
4.888% due 01/25/2035 •		606		553
5.143% due 04/25/2033 •		36		37
5.338% due 01/25/2035 •		684		594
5.488% due 01/25/2035 •		606		245
Structured Asset Securities Corp. Trust
4.453% due 09/25/2035 •		3,697		3,548
Washington Mutual Asset-Backed Certificates Trust
4.243% due 05/25/2036 •		1,068		855

				168,344

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
3.983% due 01/25/2037 •		2,185		1,214
4.083% due 01/25/2037 •		1,050		583
C-BASS Trust
3.089% due 01/25/2037 þ		1,066		288
Saxon Asset Securities Trust
4.103% due 10/25/2046 •		79		78

				2,163

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		1,477		1,497

WHOLE LOAN COLLATERAL 1.2%
Bear Stearns Asset-Backed Securities I Trust
5.750% due 11/25/2034 þ		373		335
Bear Stearns Asset-Backed Securities Trust
4.563% due 09/25/2046 •		204		193
6.500% due 10/25/2036		4,756		1,488

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
First Franklin Mortgage Loan Trust
4.588% due 05/25/2034 •			155		153
4.708% due 03/25/2035 •			292		334
GSAMP Trust
3.485% due 11/25/2034 •			436		424
Lehman XS Trust
4.283% due 05/25/2046 •			19,731		18,637
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.523% due 12/25/2035 •			1,106		1,100
RAAC Trust
4.363% due 06/25/2044 •			133		124
Securitized Asset-Backed Receivables LLC Trust
4.263% due 03/25/2036 •			2,168		1,376
Specialty Underwriting & Residential Finance Trust
4.003% due 03/25/2037 •			567		292
4.063% due 09/25/2037 •			3,560		1,172

					25,628

OTHER ABS 5.3%
Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(b)	EUR		2,200		2,514
ARES European CLO X DAC
2.984% due 10/15/2031 •			1,141		1,305
ARES European CLO XII DAC
3.088% due 04/20/2032 •			1,918		2,193
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •			$2,036		2,037
Aurium CLO IV DAC
2.973% due 01/16/2031 •	EUR		2,753		3,150
Bain Capital Credit CLO Ltd.
5.060% due 10/16/2037 •			$1,200		1,203
Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR		2,000		2,287
Belle Haven ABS CDO Ltd.
7.110% due 11/03/2044 •			$33,772		8,215
Benefit Street Partners CLO XXII Ltd.
4.825% due 04/20/2035 •			1,000		1,001
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •			3,200		3,202
Capital Four CLO X DAC
3.415% due 10/25/2038 •	EUR		2,800		3,203
Carlyle Euro CLO DAC
3.173% due 08/15/2032 •			416		475
CIFC Funding Ltd.
5.000% due 04/17/2035 ~			$6,900		6,900
Citius I Funding Ltd.
7.000% due 05/05/2046 «•			435,816		0
Crown City CLO III
0.000% due 07/20/2034 «~(b)			1,300		1,300
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR		1,500		1,717
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •			$2,900		2,901
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •			2,500		2,502
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR		2,300		2,631
Hayfin Emerald CLO VI DAC
3.454% due 10/15/2038 •			4,000		4,574
Kennedy Lewis CLO 8 Ltd.
5.055% due 01/20/2038 •			$6,000		6,024
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •			6,995		7,003
Magnetite XLII Ltd.
4.977% due 01/25/2038 •			1,000		1,003
MV Credit Euro CLO III DAC
3.583% due 02/15/2038 •	EUR		2,700		3,087
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •			$1,500		1,501
Nelnet Student Loan Trust
4.040% due 10/25/2033 •			64		64
Palmer Square European Loan Funding DAC
3.433% due 02/15/2035 •	EUR		5,532		6,325
Penta CLO 9 DAC
3.015% due 07/25/2036 •			2,000		2,288
Post CLO Ltd.
4.775% due 04/20/2035 •			$3,700		3,703
Rad CLO 16 Ltd.
5.223% due 07/15/2037 •			1,500		1,501
Sierra Madre Funding Ltd.
4.108% due 09/07/2039 •			10,155		5,245
4.128% due 09/07/2039 •			23,701		12,270
Signal Peak CLO 8 Ltd.
5.065% due 10/20/2037 •			2,125		2,128

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
SLM Student Loan Trust
5.242% due 06/25/2043 •			103		99
5.242% due 09/25/2076 •			104		101
5.542% due 11/25/2070 •			141		141
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •			2,200		2,201
Talon Funding Ltd.
7.240% due 06/05/2035 •			1,445		222
Toro European CLO 2 DAC
3.155% due 07/25/2034 •	EUR		4,212		4,816
Toro European CLO 3 DAC
3.194% due 07/15/2034 •			1,450		1,658
Triaxx Prime CDO Ltd.
4.590% due 10/02/2039 •			$3,599		31
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •			2,130		2,132
Wind River CLO Ltd.
4.785% due 07/20/2034 •			1,400		1,401

					118,254

Total Asset-Backed Securities (Cost $450,683)					315,886

SOVEREIGN ISSUES 24.4%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			1,700		1,695
4.875% due 04/30/2029			3,000		3,022
Baiterek National Investment Holding JSC
16.950% due 04/02/2029	KZT		201,000		427
16.950% due 04/02/2031			201,000		433
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		710,000		760
5.000% due 03/01/2035			180,000		190
5.800% due 10/01/2029			1,495,000		1,669
6.000% due 04/01/2033			475,000		534
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (g)	BRL		354,206		66,368
0.000% due 04/01/2027 (g)			214,992		37,846
Colombia Government International Bonds
6.125% due 01/21/2031			$1,100		1,112
Colombia TES
1.000% due 09/18/2030	COP		73,384,900		18,483
1.000% due 01/24/2035			82,274,600		23,639
2.250% due 04/18/2029 (h)			2,944,611		776
6.500% due 01/22/2031 (h)			44,156,729		12,807
11.000% due 08/22/2029			48,111,500		13,662
11.750% due 01/24/2035			74,010,300		21,268
12.750% due 11/28/2040			19,313,300		5,895
13.250% due 02/09/2033			16,001,700		4,940
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR		1,500		1,803
6.001% due 01/16/2036			750		907
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT		474,000		1,032
Dominican Republic International Bonds
5.300% due 01/21/2041			$2,050		1,849
10.500% due 03/15/2037	DOP		11,400		203
10.750% due 06/01/2036			50,800		918
Eagle Funding Luxco SARL
5.500% due 08/17/2030			$5,100		5,127
Egypt Government Bonds
19.698% due 10/14/2030	EGP		528,000		10,244
Israel Government International Bonds
5.375% due 03/12/2029			$10,500		10,614
5.375% due 02/19/2030			5,400		5,476
Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY		1,800,000		8,011
3.700% due 03/20/2056			834,050		4,958
Japan Government Twenty Year Bonds
2.000% due 12/20/2044			2,440,000		11,901
Mexico Government International Bonds
5.400% due 02/09/2028			$1,000		1,010
5.850% due 07/02/2032			1,800		1,820
6.000% due 05/13/2030			2,700		2,772
6.350% due 02/09/2035			2,600		2,662
New Zealand Government Bonds Inflation-Linked
3.000% due 09/20/2030 (h)	NZD		5,967		3,593
Peru Government Bonds
6.850% due 08/12/2035	PEN		4,100		1,262
7.300% due 08/12/2033			96,110		31,500
Peru Government International Bonds
5.400% due 08/12/2034			42,200		12,065
6.150% due 08/12/2032			122,800		38,909
6.900% due 08/12/2037			26,200		7,854
6.950% due 08/12/2031			98,246		32,696

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
Qatar Government International Bonds
4.800% due 04/08/2033		$3,800		3,820
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	629,025		37,093
8.000% due 01/31/2030		149,700		9,216
8.250% due 03/31/2032 (j)		58,600		3,617
8.500% due 01/31/2037		280,500		17,060
8.875% due 02/28/2035 (n)		347,900		22,011
9.000% due 01/31/2040		266,700		16,471
9.875% due 03/31/2039		5,200		344
Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$10,000		9,933
Romania Government International Bonds
1.750% due 07/13/2030	EUR	3,600		3,737
Saudi Government International Bonds
5.375% due 01/13/2031		$2,200		2,247

Total Sovereign Issues (Cost $502,185)				540,261

		SHARES
COMMON STOCKS 4.7%
COMMUNICATION SERVICES 0.0%
SES SA «(e)		22,273		337

CONSUMER DISCRETIONARY 2.2%
Booking Holdings, Inc.		173,000		30,835
MercadoLibre, Inc. (e)		7,000		11,882
Ross Stores, Inc.		25,000		5,321

				48,038

FINANCIALS 0.0%
Stichting Administratiekantoor (e)		11,319		0

INFORMATION TECHNOLOGY 2.5%
Apple, Inc.		98,000		28,357
NVIDIA Corp.		140,000		28,013

				56,370

Total Common Stocks (Cost $103,214)				104,745

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(l)		1		0

Total Warrants (Cost $0)				0

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500%		3,500		4,049

Total Convertible Preferred Securities (Cost $4,179)				4,049

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
AGFC Capital Trust I
5.685% due 01/15/2067		6,600,000		4,125
Nationwide Building Society
10.250% due 12/31/2099 (i)		4,096		700

Total Preferred Securities (Cost $4,568)				4,825

		PRINCIPAL
		AMOUNT
		(000s)
SHORT-TERM INSTRUMENTS 13.1%
COMMERCIAL PAPER 0.2%
HCA, Inc.
4.270% due 08/12/2026		$3,900		3,879

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
		SHARES
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.690% (k)		1,886,430		1,886

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (m) 12.4%				273,538

EGYPT TREASURY BILLS 0.1%
23.927% due 09/15/2026 - 10/20/2026 (f)(g)	EGP	61,275		1,172

NIGERIA TREASURY BILLS 0.3%
21.147% due 07/07/2026 - 01/28/2027 (f)(g)	NGN	9,345,218		6,389

Total Short-Term Instruments (Cost $286,554)				286,864

Total Investments in Securities (Cost $4,611,451)				4,473,642

		SHARES
INVESTMENTS IN AFFILIATES 6.8%
SHORT-TERM INSTRUMENTS 6.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%
PIMCO Short Asset Portfolio		13,361,262		131,608
PIMCO Short-Term Floating NAV Portfolio III		1,851,431		18,035

Total Short-Term Instruments (Cost $148,651)				149,643

Total Investments in Affiliates (Cost $148,651)				149,643

Total Investments 209.4% (Cost $4,760,102)				$4,623,285
Financial Derivative Instruments (o)(q) 0.8%(Cost or Premiums, net $105,359)				17,667
Other Assets and Liabilities, net (110.2)%				(2,433,361)

Net Assets 100.0%				$2,207,591

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	Coupon represents a 7-Day Yield.

(l)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Chick-fil-A, Inc.4.580% due 07/21/2028	04/23/2026	$1,900	$1,890	0.09%
Chick-fil-A, Inc.4.600% due 07/21/2029	04/23/2026	1,000	992	0.04
Chick-fil-A, Inc.5.090% due 07/21/2033	04/23/2026	1,000	990	0.04
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00
Hardwood Funding LLC4.840% due 06/07/2028	03/11/2025	1,300	1,297	0.06
Hardwood Funding LLC5.160% due 06/07/2032	03/11/2025	2,400	2,398	0.11
Hardwood Funding LLC5.330% due 06/07/2035	03/11/2025	600	603	0.03

		$8,200	$8,170	0.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.150	06/24/2026	09/08/2026	1,019	Gray Media, Inc. 5.375% due 11/15/2031	(950)	1,019	1,020
					Herc Holdings, Inc. 7.250% due 06/15/2033	(49)
	3.350	06/24/2026	09/08/2026	188	Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.250% due 07/15/2029	(188)	188	188
	3.410	06/24/2026	09/08/2026	2,030	Energizer Holdings, Inc. 4.375% due 03/31/2029	(1,200)	2,030	2,031
					Herc Holdings, Inc. 6.625% due 06/15/2029	(589)
					Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	(243)
	3.420	06/24/2026	09/08/2026	1,104	Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(1,112)	1,104	1,105
	3.430	06/24/2026	09/08/2026	292	Celanese U.S. Holdings LLC 7.330% due 07/15/2029	(293)	292	292
	3.440	06/24/2026	09/08/2026	599	Commercial Metals Co. 6.000% due 12/15/2035	(500)	599	599
BRC	2.800%	06/22/2026	07/31/2026	$1,655	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	$(1,675)	$1,655	$1,656
	3.050	06/22/2026	07/31/2026	1,008	Gray Media, Inc. 4.750% due 10/15/2030	(1,021)	1,008	1,009
	3.200	06/22/2026	07/31/2026	623	Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	(619)	623	624
	3.300	06/22/2026	07/01/2026	1,119	Ashland, Inc. 3.375% due 09/01/2031	(1,131)	1,119	1,120
	3.350	06/22/2026	07/31/2026	2,622	ACCO Brands Corp. 4.250% due 03/15/2029	(1,039)	2,622	2,624
					Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(466)
BCY	3.400	06/22/2026	07/31/2026	2,286	Goodyear Tire & Rubber Co. 4.875% due 03/15/2027	(583)	2,286	2,288
					Hillenbrand, Inc. 6.250% due 02/15/2029	(385)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

							Perrigo Finance Unlimited Co. 5.150% due 06/15/2030	(193)
							Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co. 6.625% due 05/01/2032	(1,127)
							Kennedy-Wilson, Inc. 7.250% due 06/01/2033	(1,131)
BRC	3.420	06/22/2026	07/01/2026			699	Acushnet Co. 5.625% due 12/01/2033	(701)	699	700
	3.420	06/22/2026	07/31/2026			4,361	Celanese U.S. Holdings LLC 7.350% due 11/15/2028	(99)	4,361	4,364
							Commercial Metals Co. 5.750% due 11/15/2033	(1,102)
							Herc Holdings, Inc. 5.750% due 03/15/2031	(1,118)
							Kaiser Aluminum Corp. 5.875% due 03/01/2034	(1,516)
							Lindblad Expeditions LLC 7.000% due 09/15/2030	(528)
	3.430	06/22/2026	07/01/2026			3,996	Black Pearl Compute LLC 6.125% due 02/15/2031	(1,142)	3,996	3,999
							Cleveland-Cliffs, Inc. 7.625% due 01/15/2034	(621)
							K Hovnanian Enterprises, Inc. 8.375% due 10/01/2033	(1,154)
							Olin Corp. 5.000% due 02/01/2030	(1,090)
	3.430	06/22/2026	07/31/2026			33,319	ACCO Brands Corp. 4.250% due 03/15/2029	(158)	33,318	33,348
							AMC Global Media, Inc. 10.500% due 07/15/2032	(1,261)
							Adient Global Holdings Ltd. 7.500% due 02/15/2033	(3,394)
							Amentum Holdings, Inc. 7.250% due 08/01/2032	(1,697)
							Asbury Automotive Group, Inc. 4.625% - 5.000% due 11/15/2029 - 02/15/2032	(2,234)
							Avantor Funding, Inc. 3.875% due 11/01/2029	(2,308)
							Bombardier, Inc. 5.875% due 01/15/2035	(304)
							Cleveland-Cliffs, Inc. 7.375% due 05/01/2033	(1,114)
							Commercial Metals Co. 5.750% due 11/15/2033	(1,102)
							DaVita, Inc. 6.750% - 6.875% due 09/01/2032 - 07/15/2033	(2,858)
							Edgewell Personal Care Co. 4.125% due 04/01/2029	(293)
							Energizer Holdings, Inc. 4.750% due 06/15/2028	(1,094)
							Forvia SE 6.750% due 09/15/2033	(408)
							Installed Building Products, Inc. 5.625% due 02/01/2034	(306)
							Level 3 Financing, Inc. 6.875% - 8.500% due 06/30/2033 - 01/15/2036	(3,405)
							Lindblad Expeditions LLC 7.000% due 09/15/2030	(1,161)
							Methanex Corp. 5.125% - 5.250% due 10/15/2027 - 12/15/2029	(1,807)
							NRG Energy, Inc. 6.000% due 01/15/2036	(104)
							Newell Brands, Inc. 6.625% - 8.500% due 06/01/2028 - 09/15/2029	(3,241)
							OI European Group BV 4.750% due 02/15/2030	(484)
							Olin Corp. 5.000% due 02/01/2030	(396)
							Post Holdings, Inc. 4.625% due 04/15/2030	(1,855)
							Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC 8.625% due 01/15/2032	(1,177)
	3.430	07/01/2026	07/31/2026			1,613	Concentra Health Services, Inc. 6.875% due 07/15/2032	(748)	1,613	1,613
							K Hovnanian Enterprises, Inc. 8.375% due 10/01/2033	(839)
							Sabre GLBL, Inc. 10.750% due 11/15/2029	(1,170)
	3.440	06/22/2026	07/01/2026			1,706	Bath & Body Works, Inc. 5.250% due 02/01/2028	(1,126)	1,705	1,706
							DaVita, Inc. 4.625% due 06/01/2030	(584)
	3.440	06/22/2026	07/31/2026			18,220	Adient Global Holdings Ltd. 7.500% due 02/15/2033	(472)	18,220	18,236
							Advanced Drainage Systems, Inc. 5.375% due 03/01/2034	(299)
							Amentum Holdings, Inc. 7.250% due 08/01/2032	(1,167)
							Amkor Technology, Inc. 5.875% due 10/01/2033	(306)
							Asbury Automotive Group, Inc. 4.625% - 4.750% due 11/15/2029 - 03/01/2030	(2,066)
							Chemours Co. 8.000% due 01/15/2033	(1,156)
							Commercial Metals Co. 5.750% due 11/15/2033	(601)
							DaVita, Inc. 6.875% due 09/01/2032	(1,266)
							Edgewell Personal Care Co. 4.125% due 04/01/2029	(1,173)
							Light & Wonder International, Inc. 6.250% due 10/01/2033	(1,718)
							Methanex Corp. 5.250% due 12/15/2029	(1,097)
							Moog, Inc. 5.500% due 10/15/2034	(1,102)
							NRG Energy, Inc. 6.000% due 01/15/2036	(1,145)
							Olin Corp. 6.625% due 04/01/2033	(201)
							Solaris Energy Infrastructure LLC 6.375% due 05/15/2031	(1,020)
							WESCO Distribution, Inc. 5.500% due 04/15/2034	(2,325)
	3.440	06/24/2026	07/31/2026			2,160	American Axle & Manufacturing, Inc. 7.750% due 10/15/2033	(1,005)	2,160	2,161
							Five Point Operating Co. LP 8.000% due 10/01/2030	(1,149)
	3.440	07/01/2026	07/31/2026			4,555	Bath & Body Works, Inc. 5.250% due 02/01/2028	(205)	4,555	4,555
							Crown Americas LLC 5.875% due 06/01/2033	(1,114)
							Sabre GLBL, Inc. 11.125% due 07/15/2030	(1,111)
							Sensata Technologies, Inc. 3.750% due 02/15/2031	(1,140)
							Service Corp. International/US 5.125% due 06/01/2029	(1,097)
							Tenet Healthcare Corp. 5.500% due 11/15/2032	(1,002)
BRC	7.050	06/11/2026	07/01/2026		ZAR	317,465	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(19,556)	19,381	19,457
	7.050	07/01/2026	TBD	(2)		318,949	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(19,556)	19,472	19,472
BYR	3.400	06/22/2026	07/31/2026			$1,586	Adapthealth LLC 4.625% due 08/01/2029	(195)	1,586	1,587
							Energizer Holdings, Inc. 4.375% due 03/31/2029	(1,200)
							Perrigo Finance Unlimited Co. 5.150% due 06/15/2030	(193)
DEU	3.200	06/22/2026	07/31/2026			1,807	Hillenbrand, Inc. 6.250% due 02/15/2029	(1,826)	1,807	1,808
	3.380	06/22/2026	07/31/2026			2,444	Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(2,449)	2,444	2,446
	3.400	06/22/2026	07/31/2026			2,494	Bath & Body Works, Inc. 6.625% due 10/01/2030	(778)	2,494	2,496
							Celanese U.S. Holdings LLC 7.330% due 07/15/2029	(1,620)
							Energizer Holdings, Inc. 4.375% due 03/31/2029	(99)
	3.410	06/22/2026	07/31/2026			1,402	Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(405)	1,402	1,403

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

						Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.250% due 07/15/2029	(999)
GSC	3.300	12/12/2025	TBD	(2)	398	Cinemark USA, Inc. 7.000% due 08/01/2032	(398)	398	405
JPS	3.400	06/22/2026	07/01/2026		432	NESCO Holdings II, Inc. 5.500% due 04/15/2029	(433)	432	432
	3.410	06/22/2026	07/31/2026		318	Energizer Holdings, Inc. 4.375% due 03/31/2029	(318)	318	318
	3.420	06/22/2026	07/31/2026		3,874	Amkor Technology, Inc. 5.875% due 10/01/2033	(1,121)	3,874	3,877
						Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	(516)
						NRG Energy, Inc. 6.000% due 02/01/2033	(1,134)
						Science Applications International Corp. 5.875% due 11/01/2033	(1,095)
	3.430	06/22/2026	07/31/2026		3,352	Goodyear Tire & Rubber Co. 5.250% due 07/15/2031	(1,212)	3,352	3,355
						Herc Holdings, Inc. 6.000% - 7.000% due 06/15/2030 - 03/15/2034	(2,153)
	3.440	06/22/2026	07/01/2026		2,121	NCL Corp. Ltd. 5.875% - 6.750% due 01/15/2031 - 02/01/2032	(2,227)	2,121	2,123
	3.440	06/24/2026	07/01/2026		2,193	Huntsman International LLC 2.950% - 4.500% due 05/01/2029 - 06/15/2031	(2,164)	2,193	2,194
	3.440	06/17/2026	07/31/2026		1,971	Cleveland-Cliffs, Inc. 7.000% due 03/15/2032	(539)	1,971	1,974
						NCL Corp. Ltd. 5.875% - 6.750% due 01/15/2031 - 02/01/2032	(1,429)
	3.440	06/22/2026	07/31/2026		4,984	Bombardier, Inc. 7.250% due 07/01/2031	(867)	4,984	4,988
						Kennedy-Wilson, Inc. 7.000% due 06/01/2031	(823)
						Light & Wonder International, Inc. 6.250% due 10/01/2033	(1,112)
						NRG Energy, Inc. 6.125% due 05/15/2036	(1,214)
						Post Holdings, Inc. 4.625% due 04/15/2030	(976)
	3.440	06/24/2026	07/31/2026		1,309	Ball Corp. 5.500% due 09/15/2033	(1,034)	1,309	1,310
						Prestige Brands, Inc. 3.750% due 04/01/2031	(279)
	3.440	07/01/2026	07/31/2026		3,948	Avantor Funding, Inc. 4.625% due 07/15/2028	(1,112)	3,948	3,948
						Ball Corp. 5.500% due 09/15/2033	(1,138)
						Centene Corp. 4.250% due 12/15/2027	(176)
						Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.375% due 04/15/2034	(204)
						Murphy Oil USA, Inc. 5.875% due 06/01/2034	(1,110)
						NCL Corp. Ltd. 6.750% due 02/01/2032	(103)
MSC	2.750	06/22/2026	07/31/2026		1,114	Six Flags Entertainment Corp. 7.250% due 05/15/2031	(1,104)	1,114	1,115
	2.850	07/01/2026	07/31/2026		219	Gray Media, Inc. 4.750% due 10/15/2030	(219)	219	219
	3.250	06/22/2026	07/31/2026		3,064	Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	(777)	3,064	3,067
						Service Properties Trust 4.950% due 10/01/2029	(2,292)
	3.350	06/22/2026	07/31/2026		1,104	Central Garden & Pet Co. 4.125% due 10/15/2030	(1,107)	1,104	1,105
	3.400	06/17/2026	07/01/2026		586	Cleveland-Cliffs, Inc. 7.000% due 03/15/2032	(576)	586	587
	3.420	06/22/2026	07/31/2026		7,005	Concentra Health Services, Inc. 6.875% due 07/15/2032	(1,148)	7,005	7,011
						HLF Financing SARL LLC/Herbalife International, Inc. 4.875% due 06/01/2029	(2,353)
						Herc Holdings, Inc. 7.250% due 06/15/2033	(314)
						Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(1,137)
						NCL Corp. Ltd. 6.250% due 09/15/2033	(1,386)
						Newell Brands, Inc. 8.500% due 06/01/2028	(684)
	3.430	06/22/2026	07/31/2026		13,066	American Axle & Manufacturing, Inc. 6.375% - 7.750% due 10/15/2032 - 10/15/2033	(3,531)	13,066	13,077
						Asbury Automotive Group, Inc. 4.750% due 03/01/2030	(395)
						Avient Corp. 6.250% due 11/01/2031	(512)
						Century Communities, Inc. 6.625% due 09/15/2033	(1,442)
						Chemours Co. 4.625% due 11/15/2029	(1,826)
						Cleveland-Cliffs, Inc. 6.875% due 11/01/2029	(1,123)
						DaVita, Inc. 6.750% due 07/15/2033	(1,170)
						Energizer Holdings, Inc. 4.750% due 06/15/2028	(597)
						Kaiser Aluminum Corp. 4.500% due 06/01/2031	(385)
						NRG Energy, Inc. 6.000% due 01/15/2036	(1,041)
						Terex Corp. 6.250% due 10/15/2032	(1,027)
NOM	3.420	06/22/2026	07/01/2026		201	NESCO Holdings II, Inc. 5.500% due 04/15/2029	(201)	201	201
	3.420	06/22/2026	07/31/2026		4,359	Avient Corp. 6.250% due 11/01/2031	(205)	4,359	4,363
						Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	(825)
						NCL Corp. Ltd. 6.250% due 09/15/2033	(2,203)
						NRG Energy, Inc. 6.000% due 02/01/2033	(1,134)
	3.450	06/22/2026	07/31/2026		1,942	Herc Holdings, Inc. 5.750% - 6.000% due 03/15/2031 - 03/15/2034	(1,217)	1,942	1,944
						Lindblad Expeditions LLC 7.000% due 09/15/2030	(317)
						NRG Energy, Inc. 6.000% due 02/01/2033	(413)
	3.500	06/22/2026	07/31/2026		1,103	Commercial Metals Co. 6.000% due 12/15/2035	(1,101)	1,103	1,104
RDR	2.950	06/22/2026	07/31/2026		327	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	(331)	327	327
	3.100	06/22/2026	07/31/2026		181	Gray Media, Inc. 5.375% due 11/15/2031	(179)	181	181
	3.250	06/22/2026	07/31/2026		2,966	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(2,950)	2,966	2,968
	3.400	06/22/2026	07/01/2026		75	NESCO Holdings II, Inc. 5.500% due 04/15/2029	(76)	75	75
	3.400	06/22/2026	07/31/2026		5,089	Adapthealth LLC 4.625% due 08/01/2029	(194)	5,089	5,093
						Adient Global Holdings Ltd. 7.500% due 02/15/2033	(191)
						Bath & Body Works, Inc. 6.625% due 10/01/2030	(2,593)
						Energizer Holdings, Inc. 4.375% due 03/31/2029	(784)
						Herc Holdings, Inc. 7.250% due 06/15/2033	(209)
						Newell Brands, Inc. 8.500% due 06/01/2028	(1,131)
SAL	3.000	06/22/2026	07/31/2026		2,200	Graphic Packaging International LLC 3.750% due 02/01/2030	(1,147)	2,200	2,202
						Gray Media, Inc. 4.750% due 10/15/2030	(1,021)
	3.150	06/22/2026	07/31/2026		524	Herc Holdings, Inc. 7.250% due 06/15/2033	(523)	524	524
	3.250	05/15/2026	07/28/2026		220	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(221)	220	221

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

3.250	06/22/2026	07/31/2026	1,129	Forvia SE 6.750% due 09/15/2033			(1,122)	1,129	1,130
3.300	06/22/2026	07/31/2026	1,180	Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC 8.625% due 01/15/2032			(1,177)	1,180	1,181
3.300	06/24/2026	07/31/2026	1,121	Newell Brands, Inc. 7.375% due 04/01/2036			(1,137)	1,120	1,122
3.300	07/01/2026	07/31/2026	289	Central Garden & Pet Co. 4.125% due 10/15/2030			(289)	289	289
3.400	06/22/2026	07/01/2026	598	NESCO Holdings II, Inc. 5.500% due 04/15/2029			(3,625)	598	601
3.400	06/22/2026	07/31/2026	15,288	Celanese U.S. Holdings LLC 7.350% due 11/15/2028			(525)	15,288	15,301
				Cinemark USA, Inc. 7.000% due 08/01/2032			(2,123)
				Goodyear Tire & Rubber Co. 4.875% due 03/15/2027			(2,839)
				Herc Holdings, Inc. 6.625% due 06/15/2029			(3,176)
				MGM Resorts International 4.750% due 10/15/2028			(2,220)
				Perrigo Finance Unlimited Co. 5.150% due 06/15/2030			(2,942)
				Rogers Communications, Inc. 7.000% due 04/15/2055			(358)
				Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.250% due 07/15/2029			(1,099)
3.400	07/01/2026	07/31/2026	6,040	NESCO Holdings II, Inc. 5.500% due 04/15/2029			(3,026)	6,040	6,040
3.420	06/22/2026	07/31/2026	1,084	Adapthealth LLC 4.625% due 08/01/2029			(1,085)	1,084	1,085
3.430	06/22/2026	07/01/2026	1,820	Acushnet Co. 5.625% due 12/01/2033			(701)	1,820	1,822
				Solaris Energy Infrastructure LLC 6.375% due 05/15/2031			(1,122)
3.430	06/22/2026	07/31/2026	14,741	Asbury Automotive Group, Inc. 5.000% due 02/15/2032			(578)	14,741	14,754
				BellRing Brands, Inc. 7.000% due 03/15/2030			(1,123)
				Celanese U.S. Holdings LLC 7.379% due 07/15/2032			(3,109)
				Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.375% due 04/15/2034			(1,121)
				Global Medical Response, Inc. 7.375% due 10/01/2032			(1,161)
				Kaiser Aluminum Corp. 4.500% due 06/01/2031			(1,154)
				Level 3 Financing, Inc. 7.500% - 8.500% due 01/15/2036 - 02/15/2037			(1,740)
				Moog, Inc. 5.500% due 10/15/2034			(301)
				NRG Energy, Inc. 6.000% - 6.125% due 01/15/2036 - 05/15/2036			(1,550)
				Perrigo Finance Unlimited Co. 6.125% due 09/30/2032			(680)
				Prestige Brands, Inc. 3.750% due 04/01/2031			(1,115)
				Terex Corp. 6.250% due 10/15/2032			(1,129)
3.430	07/01/2026	07/31/2026	299	Acushnet Co. 5.625% due 12/01/2033			(301)	299	299
3.440	06/22/2026	07/01/2026	2,225	CompoSecure Holdings LLC 5.625% due 02/01/2033			(1,103)	2,225	2,227
				Olin Corp. 6.625% due 04/01/2033			(1,106)
3.440	06/22/2026	07/31/2026	20,407	AMN Healthcare, Inc. 6.500% due 01/15/2031			(1,160)	20,407	20,425
				Avantor Funding, Inc. 4.625% due 07/15/2028			(1,112)
				Avient Corp. 6.250% due 11/01/2031			(1,127)
				Black Pearl Compute LLC 6.125% due 02/15/2031			(1,142)
				Bombardier, Inc. 5.875% due 01/15/2035			(1,114)
				Century Communities, Inc. 3.875% due 08/15/2029			(1,168)
				Chemours Co. 7.875% due 03/15/2034			(1,133)
				DaVita, Inc. 6.750% due 07/15/2033			(532)
				Global Medical Response, Inc. 7.375% due 10/01/2032			(1,689)
				Level 3 Financing, Inc. 6.875% - 8.500% due 06/30/2033 - 01/15/2036			(3,405)
				NCL Corp. Ltd. 5.875% - 6.750% due 01/15/2031 - 02/01/2032			(1,323)
				NRG Energy, Inc. 6.000% due 01/15/2036			(937)
				Perrigo Finance Unlimited Co. 6.125% due 09/30/2032			(389)
				Post Holdings, Inc. 4.625% due 04/15/2030			(1,074)
				Prestige Brands, Inc. 3.750% due 04/01/2031			(279)
				Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC 8.625% due 01/15/2032			(535)
				Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co. 6.625% due 05/01/2032			(1,127)
				Solaris Energy Infrastructure LLC 6.375% due 05/15/2031			(1,122)
3.440	07/01/2026	07/31/2026	3,312	Outfront Media Capital LLC/Outfront Media Capital Corp. 6.000% due 06/15/2034			(1,102)	3,312	3,312
				Sabre GLBL, Inc. 10.750% due 03/15/2030			(1,085)
				Upbound Group, Inc. 6.375% due 02/15/2029			(1,118)

Total Repurchase Agreements							$(273,715)	$273,535	$273,803

REVERSE REPURCHASE AGREEMENTS:
Counterparty			Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BOS			3.250%	06/24/2026	09/08/2026		$(1,541)		$(1,542)
BRC			6.950	06/11/2026	07/01/2026		ZAR (317,465)		(19,455)
			6.950	07/01/2026	TBD	(4)	(318,949)		(19,472)
JPS			3.670	06/22/2026	07/06/2026		$(3,068)		(3,071)
MYI			3.470	06/30/2026	07/14/2026		(1,674)		(1,674)

Total Reverse Repurchase Agreements									$(45,214)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Corporate Bonds & Notes (9.6)%
Banking & Finance (0.3)%
Black Pearl Compute LLC	6.125%	02/15/2031	$1,100	$(1,117)	$(1,142)
Five Point Operating Co. LP	8.000	10/01/2030	1,100	(1,125)	(1,149)
Kennedy-Wilson, Inc.	7.000	06/01/2031	800	(816)	(823)
Kennedy-Wilson, Inc.	7.250	06/01/2033	1,100	(1,114)	(1,131)
Service Properties Trust	4.950	10/01/2029	2,400	(1,998)	(2,292)

Total Banking & Finance				(6,170)	(6,537)

Industrials (8.9)%
ACCO Brands Corp.	4.250%	03/15/2029	1,267	(1,178)	(1,197)
Acushnet Co.	5.625	12/01/2033	300	(303)	(301)
Adapthealth LLC	4.625	08/01/2029	1,495	(1,402)	(1,474)
Adient Global Holdings Ltd.	7.500	02/15/2033	3,825	(3,806)	(4,056)
Advanced Drainage Systems, Inc.	5.375	03/01/2034	300	(300)	(299)
AMC Global Media, Inc.	10.500	07/15/2032	1,171	(1,194)	(1,261)
Amentum Holdings, Inc.	7.250	08/01/2032	2,700	(2,812)	(2,864)
American Axle & Manufacturing, Inc.	5.000	10/01/2029	3,225	(2,927)	(3,171)
American Axle & Manufacturing, Inc.	6.375	10/15/2032	2,400	(2,405)	(2,425)
American Axle & Manufacturing, Inc.	7.750	10/15/2033	2,100	(2,087)	(2,110)
Amkor Technology, Inc.	5.875	10/01/2033	1,400	(1,417)	(1,427)
AMN Healthcare, Inc.	6.500	01/15/2031	1,100	(1,099)	(1,160)
Asbury Automotive Group, Inc.	4.625	11/15/2029	2,300	(2,224)	(2,255)
Asbury Automotive Group, Inc.	4.750	03/01/2030	1,300	(1,259)	(1,285)
Asbury Automotive Group, Inc.	5.000	02/15/2032	1,800	(1,729)	(1,734)
Avantor Funding, Inc.	3.875	11/01/2029	2,400	(2,273)	(2,308)
Avantor Funding, Inc.	4.625	07/15/2028	2,200	(2,174)	(2,225)
Avient Corp.	6.250	11/01/2031	1,800	(1,818)	(1,844)
Ball Corp.	5.500	09/15/2033	2,100	(2,110)	(2,142)
Bath & Body Works, Inc.	5.250	02/01/2028	200	(199)	(205)
Bath & Body Works, Inc.	6.625	10/01/2030	3,250	(3,336)	(3,371)
BellRing Brands, Inc.	7.000	03/15/2030	1,100	(1,091)	(1,123)
Bombardier, Inc.	5.875	01/15/2035	1,400	(1,402)	(1,417)
Bombardier, Inc.	7.250	07/01/2031	800	(838)	(867)
Celanese U.S. Holdings LLC	7.330	07/15/2029	1,771	(1,842)	(1,912)
Celanese U.S. Holdings LLC	7.350	11/15/2028	593	(621)	(624)
Celanese U.S. Holdings LLC	7.379	07/15/2032	2,862	(2,957)	(3,109)
Centene Corp.	4.250	12/15/2027	1,100	(1,094)	(1,097)
Central Garden & Pet Co.	4.125	10/15/2030	1,450	(1,374)	(1,396)
Century Communities, Inc.	3.875	08/15/2029	1,200	(1,118)	(1,168)
Century Communities, Inc.	6.625	09/15/2033	1,400	(1,399)	(1,442)
Chemours Co.	4.625	11/15/2029	1,900	(1,778)	(1,826)
Chemours Co.	7.875	03/15/2034	1,100	(1,112)	(1,133)
Chemours Co.	8.000	01/15/2033	1,100	(1,119)	(1,156)
Cinemark USA, Inc.	7.000	08/01/2032	2,375	(2,449)	(2,521)
Cleveland-Cliffs, Inc.	6.875	11/01/2029	2,200	(2,226)	(2,246)
Cleveland-Cliffs, Inc.	7.375	05/01/2033	1,100	(1,118)	(1,114)
Commercial Metals Co.	5.750	11/15/2033	2,800	(2,843)	(2,806)
Commercial Metals Co.	6.000	12/15/2035	1,700	(1,739)	(1,701)
Concentra Health Services, Inc.	6.875	07/15/2032	1,775	(1,839)	(1,896)
Crown Americas LLC	5.875	06/01/2033	1,100	(1,107)	(1,114)
Cyprium Corp./Cyprium Holdings Luxembourg SARL	6.375	04/15/2034	1,300	(1,297)	(1,324)
DaVita, Inc.	6.750	07/15/2033	2,700	(2,786)	(2,872)
DaVita, Inc.	6.875	09/01/2032	2,800	(2,897)	(2,953)
Edgewell Personal Care Co.	4.125	04/01/2029	1,500	(1,425)	(1,467)
Energizer Holdings, Inc.	4.375	03/31/2029	3,676	(3,507)	(3,601)
Energizer Holdings, Inc.	4.750	06/15/2028	1,700	(1,676)	(1,691)
Forvia SE	6.750	09/15/2033	1,500	(1,517)	(1,530)
Global Medical Response, Inc.	7.375	10/01/2032	2,700	(2,792)	(2,849)
Goodyear Tire & Rubber Co.	4.875	03/15/2027	3,375	(3,352)	(3,422)
Goodyear Tire & Rubber Co.	5.000	07/15/2029	2,975	(2,865)	(2,915)
Goodyear Tire & Rubber Co.	5.250	07/15/2031	1,325	(1,250)	(1,212)
Goodyear Tire & Rubber Co.	5.625	04/30/2033	2,275	(2,137)	(2,005)
Graphic Packaging International LLC	3.750	02/01/2030	1,200	(1,132)	(1,147)
Gray Media, Inc.	4.750	10/15/2030	3,100	(2,467)	(2,261)
Gray Media, Inc.	5.375	11/15/2031	1,664	(1,168)	(1,129)
Herc Holdings, Inc.	5.750	03/15/2031	1,600	(1,620)	(1,626)
Herc Holdings, Inc.	6.000	03/15/2034	1,800	(1,820)	(1,822)
Herc Holdings, Inc.	6.625	06/15/2029	3,675	(3,738)	(3,766)
Herc Holdings, Inc.	7.000	06/15/2030	1,000	(1,049)	(1,039)
Herc Holdings, Inc.	7.250	06/15/2033	1,047	(1,094)	(1,096)
Hillenbrand, Inc.	6.250	02/15/2029	2,300	(2,330)	(2,211)
HLF Financing SARL LLC/Herbalife International, Inc.	4.875	06/01/2029	2,500	(2,225)	(2,353)
Installed Building Products, Inc.	5.625	02/01/2034	300	(297)	(306)
K Hovnanian Enterprises, Inc.	8.375	10/01/2033	800	(811)	(839)
Kaiser Aluminum Corp.	4.500	06/01/2031	1,600	(1,525)	(1,539)
Kaiser Aluminum Corp.	5.875	03/01/2034	1,500	(1,495)	(1,516)
Level 3 Financing, Inc.	6.875	06/30/2033	2,200	(2,247)	(2,262)
Level 3 Financing, Inc.	7.000	03/31/2034	2,200	(2,256)	(2,309)
Level 3 Financing, Inc.	7.500	02/15/2037	600	(614)	(621)
Level 3 Financing, Inc.	8.500	01/15/2036	3,000	(3,220)	(3,357)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Light & Wonder International, Inc.	6.250	10/01/2033	2,800	(2,775)	(2,830)
Lindblad Expeditions LLC	7.000	09/15/2030	1,900	(1,960)	(2,005)
Marriott Ownership Resorts, Inc.	6.500	10/01/2033	2,625	(2,595)	(2,653)
Methanex Corp.	5.125	10/15/2027	900	(901)	(909)
Methanex Corp.	5.250	12/15/2029	2,000	(2,015)	(1,994)
Methanex U.S. Operations, Inc.	6.250	03/15/2032	1,900	(1,930)	(1,960)
MGM Resorts International	4.750	10/15/2028	2,212	(2,191)	(2,220)
Moog, Inc.	5.500	10/15/2034	1,400	(1,403)	(1,403)
Murphy Oil USA, Inc.	5.875	06/01/2034	1,100	(1,103)	(1,110)
NCL Corp. Ltd.	5.875	01/15/2031	700	(679)	(699)
NCL Corp. Ltd.	6.250	09/15/2033	3,625	(3,647)	(3,589)
NCL Corp. Ltd.	6.750	02/01/2032	2,100	(2,081)	(2,156)
NESCO Holdings II, Inc.	5.500	04/15/2029	3,005	(2,863)	(3,026)
Newell Brands, Inc.	6.625	09/15/2029	1,400	(1,422)	(1,452)
Newell Brands, Inc.	7.375	04/01/2036	1,100	(1,099)	(1,137)
Newell Brands, Inc.	8.500	06/01/2028	3,425	(3,616)	(3,604)
OI European Group BV	4.750	02/15/2030	500	(474)	(484)
Olin Corp.	5.000	02/01/2030	400	(387)	(396)
Olin Corp.	6.625	04/01/2033	200	(201)	(201)
Outfront Media Capital LLC/Outfront Media Capital Corp.	6.000	06/15/2034	1,100	(1,101)	(1,102)
Perrigo Finance Unlimited Co.	5.150	06/15/2030	3,450	(3,340)	(3,328)
Perrigo Finance Unlimited Co.	6.125	09/30/2032	2,150	(2,090)	(2,088)
Post Holdings, Inc.	4.625	04/15/2030	4,000	(3,869)	(3,906)
Prestige Brands, Inc.	3.750	04/01/2031	1,800	(1,648)	(1,672)
Rogers Communications, Inc.	7.000	04/15/2055	345	(349)	(358)
Sabre GLBL, Inc.	10.750	11/15/2029	1,200	(1,151)	(1,170)
Sabre GLBL, Inc.	10.750	03/15/2030	1,100	(1,049)	(1,085)
Sabre GLBL, Inc.	11.125	07/15/2030	1,100	(1,052)	(1,113)
Science Applications International Corp.	5.875	11/01/2033	1,100	(1,095)	(1,095)
Sensata Technologies, Inc.	3.750	02/15/2031	1,200	(1,122)	(1,140)
Service Corp. International/US	5.125	06/01/2029	1,100	(1,092)	(1,097)
Six Flags Entertainment Corp.	7.250	05/15/2031	1,100	(1,071)	(1,104)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.250	07/15/2029	2,288	(2,231)	(2,286)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC	8.625	01/15/2032	2,700	(2,751)	(2,890)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.	6.625	05/01/2032	2,200	(2,243)	(2,255)
Solaris Energy Infrastructure LLC	6.375	05/15/2031	2,100	(2,132)	(2,143)
Tenet Healthcare Corp.	5.500	11/15/2032	1,000	(994)	(1,002)
Terex Corp.	6.250	10/15/2032	2,100	(2,140)	(2,156)
Upbound Group, Inc.	6.375	02/15/2029	1,100	(1,090)	(1,118)
WESCO Distribution, Inc.	5.500	04/15/2034	2,300	(2,263)	(2,325)

Total Industrials				(196,942)	(200,083)

Utilities (0.4)%
NRG Energy, Inc.	6.000%	02/01/2033	2,600	(2,639)	(2,680)
NRG Energy, Inc.	6.000	01/15/2036	4,200	(4,182)	(4,373)
NRG Energy, Inc.	6.125	05/15/2036	1,600	(1,587)	(1,619)
Total Utilities				(8,408)	(8,672)

Total Corporate Bonds & Notes				(211,520)	(215,292)

U.S. Government Agencies (27.2)%
Government National Mortgage Association, TBA	2.500%	08/01/2056	40,600	(34,642)	(34,651)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	205,000	(163,654)	(163,679)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056	195,300	(194,323)	(195,512)
Uniform Mortgage-Backed Security, TBA	6.000	08/01/2056	87,500	(88,912)	(89,170)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056	114,000	(117,857)	(117,797)

Total U.S. Government Agencies				(599,388)	(600,809)

Total Short Sales (36.8)%				$(810,908)	$(816,101)

(n)	Securities with an aggregate market value of $26,122 and cash of $300 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(25,521) at a weighted average interest rate of 5.606%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	276	$276	$450	$21

Total Purchased Options					$450	$21

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$109.250	07/24/2026	1	$1	$0	$0
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	1	1	0	0

					$0	$0

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	33	$33	$(6)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	73	73	(13)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	33	33	(6)	(2)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	73	73	(13)	(2)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	34	34	(10)	(3)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	64	64	(19)	(8)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	140	140	(34)	(14)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	29	29	(4)	(2)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	29	29	(4)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	37	37	(9)	(4)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	42	42	(6)	(9)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	37	37	(8)	(8)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	42	42	(8)	(2)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	42	42	(10)	(16)

					$(150)	$(71)

Total Written Options					$(150)	$(71)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	918	$255,461	$(203)	$26	$(66)
California Carbon Allowance Vintage Futures	12/2026	1,389	45,781	1,525	0	(208)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	2,789	574,904	(244)	0	(327)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	4,725	505,796	537	0	(886)
Long Gilt Futures	09/2026	214	25,323	517	37	(128)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	215	18,360	176	0	0
Three Month SONIA Index Futures	06/2027	439	139,682	655	0	(51)
Three-Month SOFR Futures	09/2026	316	76,075	(354)	0	(4)
Ultra U.S. Treasury Bond Futures	09/2026	794	92,228	2,755	0	(595)

				$5,364	$63	$(2,265)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	410	$(45,055)	$(223)	$122	$0
CBOT U.S. Long Bond Futures	09/2026	735	(83,423)	(2,172)	482	0
Eurex 10 Year Euro BUND Futures	09/2026	327	(47,578)	(502)	49	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	394	(47,702)	(41)	20	0
Eurex 5 Year Euro BOBL Futures	09/2026	171	(22,543)	(100)	16	0
TSE Japanese 10 Year Bond Futures	09/2026	108	(84,868)	(235)	305	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	3,994	(449,200)	(5,799)	1,560	0

				$(9,072)	$2,554	$0

Total Futures Contracts				$(3,708)	$2,617	$(2,265)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	0.199%	$7,000	$86	$(58)	$28	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.251	400	5	(2)	3	0	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Deutsche Bank	1.000	Quarterly	12/20/2030	0.645	EUR	1,700	19	11	30	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.212		$630	67	(52)	15	0	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	0.868	EUR	3,400	(6)	29	23	0	0

							$171	$(72)	$99	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

								Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-45 5-Year Index	(5.000)%	Quarterly	12/20/2030	$29,694	$(2,233)	$(221)	$(2,454)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	2,700	(48)	(11)	(59)	0	0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031	56,400	(1,163)	(90)	(1,253)	7	(1)

					$(3,444)	$(322)	$(3,766)	$7	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

									Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$1,826	$77	$78	$155	$0	$(1)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	71,926	5,294	651	5,945	16	(38)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	114,939	7,243	2,182	9,425	0	(59)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	2,700	53	6	59	0	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	5,100	89	24	113	0	0

					$12,756	$2,941	$15,697	$16	$(98)

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	74,520	$(1,544)	$(886)	$(2,430)	$0	$(102)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		650	(3)	32	29	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		2,830	9	85	94	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	31,300,000	1,350	(340)	1,010	0	(17)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		22,169,000	214	(199)	15	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi- Annual	12/21/2026	$	239,700	19,924	(17,081)	2,843	32	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi- Annual	06/21/2027		31,800	3,206	(2,347)	859	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi- Annual	06/20/2028		200	18	(10)	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		77,130	162	269	431	137	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,600	(3)	7	4	3	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.610	Annual	08/31/2030		92,500	0	(1,058)	(1,058)	0	(197)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.648	Annual	08/31/2030		40,500	0	(406)	(406)	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		5,500	0	88	88	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		35,690	0	480	480	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		11,000	0	136	136	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		7,300	0	77	77	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,000	0	60	60	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		24,600	0	230	230	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		11,600	0	108	108	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		24,100	0	183	183	54	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	22,200	0	164	164	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	15,800	0	114	114	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	3,700	0	26	26	8	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	5,400	(19)	2	(17)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	25,770	5,832	(1,814)	4,018	63	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	09/16/2031	100	(2)	(1)	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	42,200	(44)	383	339	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	126,000	10	1,085	1,095	399	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	22,780	(36)	416	380	101	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	1,500	(6)	15	9	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	2,900	(10)	24	14	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	1,200	(4)	13	9	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	2,500	(9)	27	18	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	1,700	(6)	15	9	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	2,800	(8)	22	14	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	3,000	(9)	8	(1)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	2,800	(8)	27	19	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	7,000	(21)	277	256	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036	1,060	0	28	28	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	5,900	0	118	118	29	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036	1,400	(1)	2	1	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036	5,500	(11)	126	115	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036	4,500	(9)	93	84	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036	5,800	(16)	(9)	(25)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036	8,500	(21)	15	(6)	0	(43)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.145	Annual	05/28/2037	2,500	(4)	(14)	(18)	13	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044	2,970	0	125	125	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	51,300	18,802	1,878	20,680	245	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053	18,000	5,890	909	6,799	149	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053	13,900	4,933	630	5,563	113	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053	13,200	4,591	640	5,231	106	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053	21,110	7,708	684	8,392	171	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	440	0	15	15	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	500	0	17	17	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053	500	0	16	16	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053	100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	18,800	553	1,675	2,228	189	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	37,100	5,249	728	5,977	372	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056	100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056	34,500	1,532	(342)	1,190	386	0
Receive	1-Year BRL-CDI	14.028	Maturity	01/04/2027	BRL 6,360	0	8	8	0	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029	148,900	0	(488)	(488)	62	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029	866,350	189	(3,777)	(3,588)	362	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	90,703,800	6	1,266	1,272	20	0
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		57,240,300	0	872	872	3	0
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030		293,900	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030		143,300	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		286,600	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		2,320,000	0	(13)	(13)	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		13,657,900	0	(40)	(40)	8	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036	CZK	2,500	0	0	0	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.375	Annual	07/01/2036		2,500	0	0	0	0	0
Receive(7)	3-Month EUR-EURIBOR	2.916	Annual	06/11/2029	EUR	13,500	0	(58)	(58)	7	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	12,170	2	(24)	(22)	0	(6)
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		1,900	0	(3)	(3)	0	(1)
Receive(7)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		1,900	0	(3)	(3)	0	(1)
Pay(7)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		400	0	2	2	0	0
Pay(7)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		1,200	0	7	7	1	0
Receive(7)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		450	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.665	Annual	07/01/2036		450	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	150,445	316	(2,092)	(1,776)	0	(43)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		80,200	1,026	(2,172)	(1,146)	0	(21)
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	67,800	(2)	28	26	1	0
Pay(7)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		10,400	0	3	3	0	0
Pay(7)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		10,320	0	4	4	0	0
Receive(7)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		2,000	0	(1)	(1)	0	0
Receive(7)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		6,200	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	574	(192)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	297	(94)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		15,700	14	(221)	(207)	0	(13)
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035		55,900	0	(896)	(896)	0	(49)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		39,370	(818)	108	(710)	0	(52)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		24,950	49	403	452	32	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	29,200	(427)	(272)	(699)	9	0

							$77,387	$(18,927)	$58,460	$3,758	$(682)

Total Swap Agreements							$86,870	$(16,380)	$70,490	$3,781	$(782)

(p)	Securities with an aggregate market value of $75,816 and cash of $7,787 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(7) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	201		$142	$3	$0
	07/2026	CNH	2,167		321	2	0
	07/2026	NZD	16,326		9,642	370	0
	07/2026		$244	CAD	347	1	0
	07/2026		7,968	NZD	14,106	43	0
	08/2026	CAD	347		$244	0	(1)
	08/2026	NZD	14,106		7,977	0	(43)
	08/2026		$48	AUD	69	0	0
BOA	07/2026	BRL	261		$50	0	(1)
	07/2026	GBP	345		461	3	0
	07/2026	NOK	5,600		566	0	0
	07/2026	SGD	33		26	0	0
	07/2026		$50	BRL	261	0	0
	07/2026		1,808	CNH	12,226	0	(8)
	07/2026		317	JPY	50,415	0	(7)
	07/2026		56	KRW	85,923	0	(1)
	07/2026		1,229	NOK	11,416	0	(75)
	07/2026		192	PLN	725	1	0
	08/2026	HKD	1,304		$167	0	0
	08/2026	ILS	4,223		1,420	0	(1)
	08/2026		$317	INR	30,071	0	0
	08/2026		1,580	ZAR	28,609	160	0
	09/2026	COP	183,745,566		$47,855	0	(4,949)
	09/2026	KZT	6,680		13	0	0
	09/2026	MXN	4,233		239	0	(2)
	09/2026	PEN	26,291		7,754	86	0
	09/2026		$223	INR	21,227	0	0
	10/2026	BRL	14,000		$2,562	0	(92)
	11/2026		$9,011	PEN	31,031	19	0
	01/2027	PEN	60,199		$17,674	187	0
BPS	07/2026	BRL	108,096		20,598	3	(344)
	07/2026	CHF	1,547		1,967	52	0
	07/2026	CNH	10,578		1,563	5	0
	07/2026	CZK	2,545		122	2	0
	07/2026	GBP	1,153		1,547	18	0
	07/2026	IDR	208,709,049		11,646	6	(11)
	07/2026	ILS	7,109		2,412	22	0
	07/2026	INR	385,145		4,010	0	(59)
	07/2026	KRW	907,665		595	8	0
	07/2026	NOK	1,240		126	1	0
	07/2026	THB	54,322		1,656	22	(3)
	07/2026		$21,339	BRL	108,096	8	(408)
	07/2026		11	CNY	77	0	0
	07/2026		3,691	GBP	2,765	9	(32)
	07/2026		4,456	IDR	79,752,318	5	0
	07/2026		11,467	INR	1,087,582	29	(18)
	07/2026		1,073	JPY	170,536	0	(24)
	07/2026		2,755	KRW	4,225,889	0	(23)
	07/2026		197	KWD	60	0	(3)
	07/2026	ZAR	117,719		$7,175	0	0
	08/2026	DKK	1,456		222	0	(1)
	08/2026	IDR	24,613,942		1,370	0	(1)
	08/2026	ILS	726		243	0	(1)
	08/2026		$1,423	BRL	7,363	4	(11)
	08/2026		2,661	INR	252,582	2	0
	09/2026	IDR	27,387,702		$1,509	0	(11)
	09/2026	THB	49,703		1,532	27	0
	09/2026		$8,319	IDR	147,294,797	13	(156)
	09/2026		897	INR	85,241	0	(2)
	09/2026		289	THB	9,485	0	(2)
	10/2026	BRL	108,206		$19,897	51	(663)
	12/2026		$1,042	IDR	18,978,000	4	0
	04/2027	BRL	101,692		$18,856	319	(14)
	05/2030	KWD	784		2,700	138	0
	08/2030		202		680	21	0
	01/2031		67		226	7	0
	06/2031		504		1,697	46	0
BRC	07/2026	ILS	8,714		2,944	14	0
	07/2026	NZD	23,714		14,024	556	0
	07/2026	TRY	3,431		73	0	(1)
	07/2026		$32,418	TRY	1,536,541	134	0
	07/2026	ZAR	581,382		$35,793	356	0
	08/2026		$784	ZAR	13,803	55	0
BSH	07/2026	AUD	316		$219	1	0
	07/2026	BRL	18,400		3,554	0	(10)
	07/2026		$3,630	BRL	18,400	0	(66)
	07/2026		5,684	JPY	903,702	0	(126)
	07/2026		12,760	NZD	22,585	67	0
	08/2026	NZD	22,585		$12,775	0	(66)
	08/2026		$219	AUD	316	0	(1)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	PEN	23,112		$6,528	0	(216)
	10/2026	BRL	205,400		37,914	0	(1,015)
	12/2026	PEN	75,534		22,002	84	(45)
	04/2027	BRL	20,200		3,744	58	0
CBK	07/2026	DKK	1,394		218	4	0
	07/2026	EGP	63,196		1,166	0	(112)
	07/2026	HUF	998		3	0	0
	07/2026	IDR	6,204,339		347	0	0
	07/2026	ILS	7,926		2,728	64	0
	07/2026	INR	259,152		2,747	9	0
	07/2026	NOK	6,495		700	44	0
	07/2026	PEN	90,430		26,711	261	0
	07/2026	SEK	15,095		1,634	77	0
	07/2026		$5,327	EUR	4,570	0	(105)
	07/2026		2,149	HUF	657,000	0	(40)
	07/2026		2,240	IDR	40,181,162	5	0
	07/2026		2,674	INR	259,152	63	0
	07/2026		296	KRW	448,054	0	(7)
	07/2026		17,020	PEN	57,556	0	(186)
	07/2026		1,950	PLN	7,126	0	(56)
	08/2026	COP	26,123,402		$6,871	0	(689)
	08/2026	ILS	9,191		3,161	69	0
	08/2026	PEN	55,610		16,301	63	0
	08/2026	SEK	12		1	0	0
	08/2026		$593	ILS	1,762	0	(1)
	08/2026		494	INR	46,931	0	0
	09/2026	CLP	2,027,195		$2,265	64	0
	09/2026	IDR	102,832,530		5,696	0	(12)
	09/2026	INR	26,074		271	0	(3)
	09/2026	KZT	149,991		296	0	(10)
	09/2026	MXN	907		52	1	0
	09/2026	PEN	7,851		2,271	0	(19)
	09/2026	THB	58,563		1,768	0	(5)
	09/2026		$1,756	IDR	31,319,126	0	(18)
	09/2026		931	MXN	16,655	15	0
	10/2026	PEN	167,968		$48,194	41	(766)
	11/2026		16,281		4,760	23	0
	12/2026		$3,457	IDR	62,837,659	8	0
	12/2026		15,562	PEN	54,396	256	0
	03/2027	PEN	1,378		$398	0	(1)
DUB	07/2026	CZK	2,750		132	3	0
	07/2026	IDR	5,397,443		302	0	0
	07/2026	INR	106,853		1,132	3	0
	07/2026	KZT	80,016		168	1	0
	07/2026		$755	INR	72,835	14	0
	07/2026		290	NOK	2,697	0	(18)
	07/2026		1,948	PLN	7,228	0	(27)
	07/2026	ZAR	270,346		$16,700	222	0
	08/2026	KZT	176,964		368	2	0
	08/2026	PEN	50,185		14,878	218	0
	09/2026	IDR	74,239,601		4,121	1	0
	09/2026	PEN	63		18	0	0
	09/2026		$1,078	IDR	19,573,635	9	0
	09/2026		1,132	INR	107,577	0	(3)
	09/2026	UZS	3,185,750		$250	0	(13)
	10/2026	PEN	5,841		1,688	0	(13)
	10/2026	UZS	5,375,384		423	0	(18)
	11/2026	KZT	143,191		289	2	0
	12/2026		$1,239	IDR	22,460,653	0	(1)
	12/2026	UZS	4,875,000		$375	0	(22)
FAR	07/2026	AUD	146		101	0	0
	07/2026	CNH	10,523		1,555	6	0
	07/2026	GBP	31,204		41,962	571	0
	07/2026	INR	107,118		1,135	4	0
	07/2026	JPY	4,580,770		28,311	138	0
	07/2026	PEN	12,368		3,658	41	0
	07/2026	SGD	59,621		46,733	649	0
	07/2026		$4,250	CNH	28,907	7	0
	07/2026		2,497	HUF	771,463	0	(21)
	07/2026		1,122	INR	107,118	9	0
	07/2026		2,655	JPY	421,886	0	(60)
	07/2026		6,753	PLN	24,832	0	(152)
	07/2026		926	SEK	8,985	1	0
	07/2026	ZAR	385,136		$23,338	0	(138)
	08/2026	CNH	28,843		4,250	0	(7)
	08/2026	ILS	2,505		875	32	0
	08/2026	SEK	8,969		926	0	(1)
	08/2026		$101	AUD	146	0	0
	08/2026		28,311	JPY	4,568,783	0	(139)
	09/2026		548	INR	52,559	4	0
	09/2026		756	MXN	13,344	3	0
	09/2026		5,594	PEN	19,118	0	(18)
GLM	07/2026	BRL	357,215		$67,992	41	(1,246)
	07/2026	IDR	38,468,313		2,149	0	(2)
	07/2026	KRW	859,479		557	1	0
	07/2026		$67,545	BRL	357,215	1,857	(206)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		23,495	CAD	33,433	79	0
	07/2026		2,145	IDR	38,468,313	6	0
	07/2026		557	KRW	859,357	0	(1)
	08/2026	CAD	33,386		$23,495	0	(79)
	08/2026		$9,985	BRL	50,964	0	(188)
	08/2026		712	INR	68,249	7	0
	09/2026	DOP	33,890		$554	0	(7)
	09/2026	IDR	38,693,588		2,145	0	(2)
	09/2026	MXN	3,931		225	1	0
	09/2026	THB	226,794		7,028	158	0
	09/2026		$1,176	BRL	6,052	0	(21)
	09/2026		5,027	IDR	90,269,032	12	(29)
	09/2026		2,911	INR	279,897	29	0
	09/2026		54,933	MXN	955,054	0	(664)
	10/2026		41,505	BRL	219,870	167	0
	04/2027	BRL	55,600		$10,328	194	(9)
IND	07/2026	DKK	2,492		389	8	0
JPM	07/2026	AUD	4,571		3,205	40	0
	07/2026	BRL	38,500		7,116	0	(341)
	07/2026	ILS	22,321		7,475	0	(26)
	07/2026	INR	23,977		254	1	0
	07/2026	KRW	265,585		172	0	0
	07/2026	KZT	35,148		73	0	0
	07/2026	NOK	5,388		544	0	0
	07/2026	NZD	392		232	9	0
	07/2026		$7,498	BRL	38,500	13	(53)
	07/2026		1,241	GBP	925	0	(14)
	07/2026		6,448	HUF	1,972,092	0	(116)
	07/2026		327	IDR	5,887,151	1	0
	07/2026		254	INR	23,977	0	(1)
	07/2026		257	KRW	395,044	0	(2)
	07/2026		3,270	PLN	11,934	1	(98)
	07/2026		1,186	THB	39,647	8	0
	08/2026	HKD	4,844		$619	0	0
	08/2026	ILS	13,767		4,712	81	0
	08/2026		$2,796	AUD	4,000	0	(28)
	08/2026		1,054	INR	100,074	1	0
	08/2026		544	NOK	5,391	0	0
	09/2026	IDR	6,117,686		$339	0	(1)
	09/2026	MXN	10,308		585	1	(2)
	09/2026	THB	157,912		4,852	81	(12)
	09/2026	TWD	355		11	0	0
	09/2026		$1,861	INR	177,432	1	0
	09/2026		2,460	MXN	42,954	0	(19)
	10/2026	BRL	26,600		$4,843	0	(198)
	10/2026	UZS	1,007,688		79	0	(3)
	12/2026	MXN	149,149		8,449	34	0
	04/2027	BRL	37,500		6,863	41	(19)
	06/2027	UZS	849,870		63	0	(5)
MBC	07/2026	AUD	1,693		1,168	0	(4)
	07/2026	CHF	15,812		20,082	523	(11)
	07/2026	EUR	3,494		4,045	53	0
	07/2026	GBP	2,590		3,470	34	0
	07/2026	IDR	529,020		30	0	0
	07/2026	INR	107,276		1,136	3	0
	07/2026	NOK	1,788		181	0	0
	07/2026		$4,147	AUD	5,956	10	(33)
	07/2026		770	DKK	5,044	2	0
	07/2026		4,004	EUR	3,476	0	(32)
	07/2026		30	IDR	529,020	0	0
	07/2026		1,751	INR	168,824	30	0
	07/2026		5,300	JPY	842,067	0	(121)
	07/2026		976	KRW	1,478,928	0	(19)
	07/2026		691	NOK	6,409	0	(44)
	07/2026		1,069	NZD	1,894	7	0
	07/2026		564	SEK	5,487	2	0
	08/2026	DKK	5,035		$769	0	(2)
	08/2026	SEK	5,477		564	0	(2)
	08/2026		$1,166	AUD	1,690	4	0
	08/2026		193	EGP	10,548	18	0
	08/2026		373	INR	35,445	1	0
	08/2026		31	NOK	308	0	0
	09/2026	THB	312,652		$9,687	228	(12)
	09/2026		$4,603	INR	440,312	23	(4)
MYI	07/2026	HUF	5		$0	0	0
	07/2026		$1,201	GBP	894	0	(15)
	11/2026		4,727	PEN	16,281	9	0
	12/2026	PEN	16,281		$4,722	0	(12)
NGF	07/2026	IDR	35,607,045		1,989	0	(2)
	07/2026		$1,997	IDR	35,607,045	0	(5)
	07/2026		1,771	INR	170,392	28	0
	07/2026		4,488	TRY	211,310	21	0
	08/2026	SEK	612		$63	0	0
	09/2026	IDR	35,806,737		1,997	9	0
	09/2026		$1,075	IDR	19,121,009	0	(13)
RYL	07/2026		1,627	AUD	2,286	0	(44)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SCX	07/2026	INR	84,128		$888	0	0
	07/2026	NGN	1,087,799		785	0	(1)
	07/2026		$26	CNY	180	0	0
	07/2026		761	IDR	13,654,961	2	0
	07/2026		2,331	INR	223,428	28	0
	07/2026		1,045	NZD	1,848	5	0
	08/2026	HKD	4,571		$584	1	0
	08/2026		$1,769	INR	169,519	16	0
	09/2026	IDR	40,809,766		$2,261	0	(4)
	09/2026	KZT	2,186		4	0	0
	09/2026	THB	91,883		2,837	55	(1)
	09/2026		$2,740	IDR	49,179,354	6	(15)
	09/2026		888	INR	84,692	1	0
	11/2026	NGN	533,775		$330	0	(37)
SOG	07/2026	AUD	1,315		907	0	(3)
	07/2026	CNH	17,862		2,641	10	0
	07/2026	DKK	2,616		407	7	0
	07/2026	EUR	110,557		128,969	2,647	0
	07/2026	SGD	88		68	0	0
	07/2026		$11	CAD	15	0	0
	07/2026		22,116	CHF	17,892	28	0
	07/2026		600	EGP	30,450	14	0
	07/2026		120,580	EUR	106,005	541	0
	07/2026		13,802	JPY	2,192,729	0	(316)
	07/2026		46,133	SGD	59,742	45	0
	08/2026	CAD	280		$197	0	0
	08/2026	CHF	17,828		22,116	0	(28)
	08/2026	EUR	106,005		120,744	0	(539)
	08/2026	SGD	59,608		46,133	0	(47)
	08/2026		$907	AUD	1,315	3	0
	08/2026		68	SGD	88	0	0
SSB	07/2026	CAD	34,382		$24,934	691	0
	07/2026	CHF	532		677	18	0
	07/2026		$216	CAD	306	0	0
	07/2026		40,592	GBP	30,708	141	0
	08/2026	CAD	305		$216	0	0
	08/2026	GBP	30,708		40,591	0	(141)
UAG	07/2026		$1,983	PLN	7,247	0	(57)
	09/2026	CLP	1,020,934		$1,147	39	0
	09/2026	COP	15,700,524		4,207	0	(305)
	09/2026	MXN	4,344		248	1	0
	09/2026	THB	6,460		197	1	0
	11/2026	HUF	309,996	EUR	860	0	(4)

Total Forward Foreign Currency Contracts						$14,207	$(16,459)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	5,480	$ 56	$ 0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	3,720	25	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	15,771	753	1,502

						$834	$1,502

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.890%	06/09/2027	500,000	$348	$400
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	9,100	25	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.603	03/15/2027	17,600	118	126
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	9,800	879	750
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	9,800	879	795
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	31,900	3,054	2,026
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	31,900	3,054	3,881
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	9,900	28	13
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.850	06/11/2027	100,000	36	39
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.875	06/25/2027	35,000	17	15
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.125	06/25/2027	35,000	29	27

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.280	03/15/2027	70,400	91	89
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.760	06/17/2027	100,000	47	66
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.345	03/15/2027	21,100	60	60
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.560	03/15/2027	17,600	83	93
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	182,300	149	682
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.111	05/28/2027	50,700	166	163
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.145	05/28/2027	30,000	102	104
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	3,700	6	6
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	14,700	1,289	818
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	14,700	1,289	1,430
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	286,900	221	1,073
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	8,700	23	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.110	05/28/2027	5,200	17	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	29,700	2,567	1,632
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	29,700	2,567	2,883

							$17,144	$17,219

Total Purchased Options							$17,978	$18,721

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	5,480	$(20)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	3,720	(8)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	31,542	(754)	(1,259)
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	3,740	(59)	(32)

						$(841)	$(1,291)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	$95.188	08/06/2026	$12,000	$(24)	$(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	11,500	(24)	(8)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	4,300	(10)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	5,400	(6)	(4)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	8,200	(19)	(5)

					$(83)	$(31)

Total Written Options					$(924)	$(1,322)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2026	0.137%	EUR	5,900	$1,406	$(1,241)	$165	$0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$548	$(16)	$16	$0	$0
MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,015	0	10	10	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,363	(255)	261	6	0

						$(271)	$287	$16	$0

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	Apple, Inc.	98,000	4.620% (SOFR plus a specified spread)	Monthly	07/13/2026	$28,971	$0	$685	$685	$0
	Pay	Booking Holdings, Inc.	173,000	4.620% (SOFR plus a specified spread)	Monthly	07/13/2026	28,301	0	(2,466)	0	(2,466)
	Pay	MercadoLibre, Inc.	7,000	4.620% (SOFR plus a specified spread)	Monthly	07/13/2026	11,270	0	(584)	0	(584)
	Pay	NVIDIA Corp.	140,000	4.620% (SOFR plus a specified spread)	Monthly	07/13/2026	28,682	0	739	739	0
	Pay	Ross Store, Inc.	25,000	4.620% (SOFR plus a specified spread)	Monthly	07/13/2026	5,978	0	671	671	0
								$0	$(955)	$2,095	$(3,050)

Total Swap Agreements								$1,135	$(1,909)	$2,276	$(3,050)

(r)

Securities with an aggregate market value of $7,485 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$30,283	$8,964	$39,247
Corporate Bonds & Notes
Banking & Finance	0	306,930	7,372	314,302
Industrials	0	205,534	3,872	209,406
Utilities	0	56,557	33	56,590
Municipal Bonds & Notes
California	0	2,080	0	2,080
Illinois	0	840	0	840
West Virginia	0	4,175	0	4,175
U.S. Government Agencies	0	2,217,550	0	2,217,550
U.S. Treasury Obligations	0	209,780	0	209,780
Non-Agency Mortgage-Backed Securities	0	135,715	27,327	163,042
Asset-Backed Securities
Home Equity Other	0	168,344	0	168,344
Home Equity Sequential	0	2,163	0	2,163
Manufacturing House Sequential	0	1,497	0	1,497

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Whole Loan Collateral	0	25,628	0	25,628
Other ABS	0	114,440	3,814	118,254
Sovereign Issues	0	540,261	0	540,261
Common Stocks
Communication Services	0	0	337	337
Consumer Discretionary	48,038	0	0	48,038
Information Technology	56,370	0	0	56,370
Convertible Preferred Securities
Banking & Finance	4,049	0	0	4,049
Preferred Securities
Banking & Finance	0	4,825	0	4,825
Short-Term Instruments
Commercial Paper	0	3,879	0	3,879
Mutual Funds	1,886	0	0	1,886
Repurchase Agreements	0	273,538	0	273,538
Egypt Treasury Bills	0	1,172	0	1,172
Nigeria Treasury Bills	0	6,389	0	6,389

	$110,343	$4,311,580	$51,719	$4,473,642
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$149,643	$0	$0	$149,643

Total Investments	$259,986	$4,311,580	$51,719	$4,623,285

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(215,292)	0	(215,292)
U.S. Government Agencies	0	(600,809)	0	(600,809)

	$0	$(816,101)	$0	$(816,101)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	474	5,945	0	6,419
Over the counter	0	35,204	0	35,204

	$474	$41,149	$0	$41,623
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(453)	(2,665)	0	(3,118)
Over the counter	0	(20,831)	0	(20,831)

	$(453)	$(23,496)	$0	$(23,949)

Total Financial Derivative Instruments	$21	$17,653	$0	$17,674

Totals	$260,007	$3,513,132	$51,719	$3,824,858

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$10,714	$0	$(1,596)	$2	$71	$(227)	$0	$0	$8,964	$(163)
Corporate Bonds & Notes
Banking & Finance	7,412	0	0	0	0	(40)	0	0	7,372	(40)
Industrials	0	3,900	0	0	0	(28)	0	0	3,872	(28)
Utilities	30	0	0	0	0	3	0	0	33	3
Non-Agency Mortgage-Backed Securities	27,322	0	0	0	0	5	0	0	27,327	5
Asset-Backed Securities
Other ABS	0	3,806	0	0	0	8	0	0	3,814	8
Sovereign Issues	839	0	0	0	0	21	0	(860)	0	0
Common Stocks
Communication Services	334	0	0	0	0	3	0	0	337	3

Totals	$46,651	$7,706	$(1,596)	$2	$71	$(255)	$0	$(860)	$51,719	$(212)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

					(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$8,964	Discounted Cash Flow	Discount Rate		4.540 - 7.080	5.337
Corporate Bonds & Notes
Banking & Finance	6,127	Discounted Cash Flow	Discount Rate		4.971 - 5.268	5.126
	1,245	Proxy pricing	Base Price		100.000	—
Industrials	3,872	Proxy pricing	Base Price		100.000	—
Utilities	33	Indicative Market Quotation	Broker Quote	EUR	13.500	—
Non-Agency Mortgage-Backed Securities	27,327	Discounted Cash Flow	Discount Rate		5.814	—
Asset-Backed Securities
Other ABS	3814	Recent Transaction	Purchase Price		100.000	—
Common Stocks
Communication Services	337	Indicative Market Quotation	Broker Quote		$5.814	—

Total	$51,719

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust